UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04264
Name of Fund:
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2024
Date of reporting period:
5/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

BlackRock California Municipal Opportunities Fund
Institutional Shares | MACMX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.52%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.39%	1.06%	2.66%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%
Performance shown prior to January 26, 2015, is that of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
The California Customized Reference Benchmark (commenced on September 30, 2016) is comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock California Municipal Opportunities Fund
Institutional Shares | MACMX
Annual Shareholder Report — May 31, 2024
MACMX-05/24-AR

BlackRock California Municipal Opportunities Fund
Investor A Shares | MECMX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78	0.76%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	4.13%	0.81%	2.42%
Investor A Shares (with sales charge)	(0.29)	(0.06)	1.98
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%
Performance shown prior to January 26, 2015, is that of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
The California Customized Reference Benchmark (commenced on September 30, 2016) is comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock California Municipal Opportunities Fund
Investor A Shares | MECMX
Annual Shareholder Report — May 31, 2024
MECMX-05/24-AR

BlackRock California Municipal Opportunities Fund
Investor A1 Shares | MDCMX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$62	0.61%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	4.29%	0.97%	2.56%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%
Performance shown prior to January 26, 2015, is that of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
The California Customized Reference Benchmark (commenced on September 30, 2016) is comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock California Municipal Opportunities Fund
Investor A1 Shares | MDCMX
Annual Shareholder Report — May 31, 2024
MDCMX-05/24-AR

BlackRock California Municipal Opportunities Fund
Investor C Shares | MFCMX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$155	1.52%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.35%	0.05%	1.79%
Investor C Shares (with sales charge)	2.35	0.05	1.79
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%
Performance shown prior to January 26, 2015, is that of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
The California Customized Reference Benchmark (commenced on September 30, 2016) is comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock California Municipal Opportunities Fund
Investor C Shares | MFCMX
Annual Shareholder Report — May 31, 2024
MFCMX-05/24-AR

BlackRock California Municipal Opportunities Fund
Class K Shares | MKCMX
Annual Shareholder Report — May 31, 2024

This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.47%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
The Fund’s positions in longer-duration and longer-maturity securities were notable contributors. (Duration is a measure of interest rate sensitivity.) The Fund’s holdings in corporate-backed municipals helped results, as did overweights in the utilities and pre-paid gas sectors. The Fund had an above-average weighting in cash, which had no material impact on results due to the attractive yields in this area. The Fund’s use of derivatives marginally contributed to performance.
What detracted from performance?
At a time of positive returns for the broader asset class, there were few meaningful detractors from Fund performance. With this said, its holdings in high-yield bonds—especially those with deep-discount structures—detracted given that yield spreads remained wide. Bonds issued by Puerto Rico Electric Power Authority were particularly notable detractors in this category due to continued uncertainty in the territory’s financial picture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2014 through May 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.44%	1.09%	2.70%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
California Customized Reference Benchmark	3.04	0.88	N/A
Key Fund statistics
Net Assets	$2,285,640,268
Number of Portfolio Holdings	284
Net Investment Advisory Fees	$8,253,931
Portfolio Turnover Rate	77%
Performance shown prior to January 26, 2015, is that of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
The California Customized Reference Benchmark (commenced on September 30, 2016) is comprised of 85% Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged USD/10% California Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index/5% Bloomberg Municipal Index California Taxable Bonds Total Return Index Value.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Utilities	30.6%
County/City/Special District/School District	26.4
Transportation	12.3
Education	8.1
Corporate	8.1
Health	5.9
State	5.9
Tobacco	1.8
Housing	0.9
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	18.3%
AA/Aa	52.5
A	15.8
BBB/Baa	3.1
BB/Ba	0.2
CCC/Caa	0.1
N/R(d)	10.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock California Municipal Opportunities Fund
Class K Shares | MKCMX
Annual Shareholder Report — May 31, 2024
MKCMX-05/24-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock California Municipal Opportunities Fund	$36,312	$36,312	$0	$44	$15,080	$19,900	$407	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock California Municipal Opportunities Fund	$15,487	$20,162

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2024
2024 Annual Financial Statements

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund
• BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock Impact Municipal Fund
BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
May 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Education — 0.0%
Chapman University, 3.00%, 04/01/51	$2,100	$ 1,328,405
Total Corporate Bonds — 0.0% (Cost: $2,100,000)		1,328,405
Municipal Bonds
California — 80.1%
Corporate(a) — 7.1%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	25,060	26,584,367
Sustainability Bonds, 5.50%, 10/01/54	15,500	16,787,147
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	42,000	44,339,035
Series G, Sustainability Bonds, 5.25%, 11/01/54	10,000	10,619,396
California Municipal Finance Authority, RB, AMT, 4.10%, 10/01/45	6,950	6,950,000
California Municipal Finance Authority, Refunding RB, Series A, AMT, 4.00%, 07/01/41	7,425	7,425,000
California Pollution Control Financing Authority, RB(b)
AMT, 4.05%, 11/01/42	15,000	15,000,000
Series A-1, AMT, 4.05%, 11/01/42	10,000	10,000,000
California Pollution Control Financing Authority, Refunding RB, AMT, 4.13%, 07/01/43(b)	17,000	16,971,773
Southern California Public Power Authority, RB, Series A, 5.00%, 04/01/55	7,290	7,658,552
		162,335,270
County/City/Special District/School District — 23.0%
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	8,943,299
California Infrastructure & Economic Development Bank, Refunding RB
Series A, 1.60%, 10/01/29	3,575	3,046,579
Series A, 1.84%, 10/01/31	1,100	898,912
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,701,306
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	3,000	2,963,855
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, Sustainability Bonds, 3.78%, 09/01/30	1,110	1,019,046
Series B, Sustainability Bonds, 3.92%, 09/01/31	3,410	3,118,446
Series B, Sustainability Bonds, 3.97%, 09/01/32	1,880	1,703,652
Series B, Sustainability Bonds, 4.02%, 09/01/33	2,070	1,859,256
City & County of San Francisco California, Refunding COP
Series R1, 4.00%, 09/01/33	3,030	3,033,118
Series A, Sustainability Bonds, 4.00%, 04/01/44	10,000	9,929,657
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,570,056
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,357,475
Clovis Unified School District, GO, Series C, Election 2020, 4.00%, 08/01/48	5,000	4,871,737
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	21,071,133
County of Ventura California, RB, 5.15%, 07/01/24	50,000	49,978,851
Desert Community College District, GO, Election 2016, 4.00%, 08/01/45	6,335	6,334,828
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,737,745
Security	Par (000)	Value
County/City/Special District/School District (continued)
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/44	$16,375	$ 16,338,463
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	8,038,358
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	15,000	14,968,145
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	5,969,725
Garden Grove Public Financing Authority, RB, Series A, (BAM), 04/01/49(d)	2,350	2,559,175
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	14,000	14,689,284
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,104,273
Irvine Facilities Financing Authority, ST, Series A, (BAM), 5.00%, 09/01/48	10,000	10,882,096
Las Virgenes Unified School District, GO
Series A, Election 2022, 5.00%, 08/01/45	2,345	2,578,944
Series A, Election 2022, 5.00%, 08/01/47	1,220	1,332,198
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	5,016,250
Los Angeles Community College District, GO
Series J, Election 2008, 4.00%, 08/01/38	3,000	3,016,751
Series J, Election 2008, 4.00%, 08/01/41	17,555	17,641,425
Series K, Election 2008, 4.00%, 08/01/39	10,000	9,910,857
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,803,914
Los Angeles County Public Works Financing Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 12/01/45	7,815	8,375,017
Los Angeles Unified School District, Refunding GO, Series A, 5.00%, 07/01/25	7,500	7,630,622
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	9,865,501
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	3,500	3,481,276
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	3,430	3,656,448
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,588,861
Orange County Local Transportation Authority Sales Tax Revenue, RB, 4.00%, 02/15/38	2,500	2,517,025
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/47	3,650	3,939,136
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/31	7,500	7,505,415
Pleasanton Unified School District, GO, Election 2022, 4.00%, 08/01/48	7,000	7,015,578
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/48	6,000	6,541,706
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,180,624
San Bernardino Community College District, GO
Series B, Election 2018, 4.13%, 08/01/49	13,795	13,757,759
Series B, Election 2018, 5.00%, 08/01/49	5,000	5,370,233
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	4,367,270

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	$30,405	$ 31,095,246
San Diego Unified School District, GO, Series L, 4.00%, 07/01/44	3,750	3,752,109
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.25%, 08/01/29	1,000	917,781
Series D, 3.38%, 08/01/30	1,250	1,131,938
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	3,000	2,124,816
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	2,989,454
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	8,023,774
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	19,875,845
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,038,523
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,823,863
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	6,000	6,301,755
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/33	9,065	9,136,990
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,007,056
4.00%, 05/01/48	2,265	2,230,465
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/37	2,205	2,249,568
Santa Clara Unified School District, GO
4.00%, 07/01/41	10,000	10,197,004
Election 2014, 4.00%, 07/01/41	5,000	5,028,394
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	4,000	4,424,452
South Orange County Public Financing Authority, RB, 5.00%, 06/01/47	5,000	5,388,249
Tracy Public Financing Authority, RB, Series A, (BAM), 11/01/49(d)	3,000	3,230,933
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	7,000	6,903,238
Series B, 5.00%, 08/01/47	10,000	10,889,018
Series B, Election 2012, 4.00%, 08/01/34	5,160	5,177,580
		525,719,331
Education — 7.0%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,808,755
California Infrastructure & Economic Development Bank, RB(b)
4.13%, 01/01/35	980	884,491
5.00%, 01/01/55	2,000	1,712,221
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	2,550,048
California Municipal Finance Authority, RB
4.65%, 05/01/30	1,045	1,023,205
5.50%, 08/01/34(b)	250	250,019
5.00%, 06/15/41(b)	925	864,897
6.00%, 07/01/44	500	500,069
Security	Par (000)	Value
Education (continued)
California Municipal Finance Authority, RB (continued)
5.00%, 06/15/51(b)	$1,385	$ 1,247,247
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	1,785	1,645,046
5.00%, 08/01/48	2,140	1,833,248
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(b)	190	183,914
California School Finance Authority, RB(b)
Series A, 5.00%, 06/01/33	525	518,573
Series A, 5.00%, 06/01/43	525	502,030
Series A, 5.00%, 06/01/49	7,105	6,606,791
Series A, 6.00%, 07/01/51	1,500	1,515,078
Series A, 5.00%, 06/01/55	1,000	922,367
Series A, 5.00%, 06/01/58	3,355	3,070,165
Series A, 6.00%, 06/01/59	8,925	8,863,784
Series B, 6.00%, 06/01/31	650	574,978
California School Finance Authority, Refunding RB, Series A, 06/01/44(b)(d)	810	776,051
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	18,996,556
Series B, 1.67%, 11/01/29	9,000	7,642,608
Series B, 1.85%, 11/01/31	6,750	5,467,132
Series B, 2.53%, 11/01/33	2,580	2,102,288
Series D, 1.69%, 11/01/29	5,000	4,249,658
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,157,405
University of California, RB
Series AV, 5.25%, 05/15/42	10,000	10,425,212
Series M, 5.00%, 05/15/42	19,750	20,439,825
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	5,850	5,977,407
Series AZ, 5.00%, 05/15/43	20,000	20,952,333
Series BV, 5.00%, 05/15/42	7,000	7,856,018
Series BV, 5.00%, 05/15/43	8,240	9,225,095
Series BV, 5.00%, 05/15/45	2,500	2,758,264
Series Q, 4.00%, 05/15/41	5,000	5,048,510
		161,151,288
Health — 5.2%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 12/01/43	3,000	3,249,194
Series A, 5.25%, 12/01/44	1,375	1,489,019
Series A, 5.25%, 12/01/49	17,020	18,535,754
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,810	6,845,451
Series A, 4.00%, 08/15/48	14,000	13,553,371
Series A-2, 4.00%, 11/01/44	9,020	8,797,658
California Public Finance Authority, RB, Series A, 5.00%, 07/15/46	5,005	5,423,876
California Public Finance Authority, Refunding RB
Series A, 4.00%, 08/01/47	7,000	6,982,485
Series A, 5.00%, 08/01/47	8,000	8,297,759
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	10,000	9,924,180
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series P, 5.00%, 05/15/47	$25,000	$ 26,963,089
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/41	8,215	8,404,682
		118,466,518
Housing(b) — 0.8%
California Community Housing Agency, RB, M/F Housing
Series A-2, 4.00%, 02/01/50	1,600	1,176,465
Series A-2, 4.00%, 08/01/51	12,660	6,404,573
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49	2,740	2,216,192
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45	1,205	993,690
CSCDA Community Improvement Authority, RB, M/F Housing
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	2,925	1,782,589
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,580	2,992,794
Sustainability Bonds, 4.00%, 07/01/58	1,205	813,900
Series B, Sustainability Bonds, 4.00%, 07/01/58	2,450	1,643,803
		18,024,006
State — 1.4%
California State Public Works Board, RB
Series A, 5.00%, 09/01/39	10,000	10,021,258
Series A, 5.00%, 04/01/49	14,110	15,372,229
Sustainability Bonds, 4.00%, 11/01/41	6,750	6,735,640
		32,129,127
Tobacco — 1.3%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,456,716
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,310,715
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,086,415
Series L, 0.00%, 06/01/55	91,500	4,734,407
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	5,175	4,302,028
Subordinate, 3.85%, 06/01/50	4,465	4,179,389
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	2,847,838
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	3,200	3,005,901
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,000	5,105,737
		29,029,146
Transportation — 10.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	920	934,701
Series B, AMT, 5.25%, 07/01/49	4,500	4,789,518
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/37	2,700	2,786,540
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,184,560
Security	Par (000)	Value
Transportation (continued)
City of Los Angeles Department of Airports, ARB (continued)
Series A, AMT, 5.00%, 05/15/44	$10,010	$ 10,256,837
Series A, AMT, 5.00%, 05/15/45	5,000	5,010,287
Series C, AMT, 5.00%, 05/15/45	5,000	5,199,644
Series D, AMT, 5.00%, 05/15/41	8,520	8,548,407
AMT, Sustainability Bonds, 5.25%, 05/15/47	7,000	7,437,173
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/35	5,425	5,711,675
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	7,345	7,348,774
Port of Los Angeles, Refunding RB, Series C, Sustainability Bonds, 4.00%, 08/01/39	3,570	3,587,037
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	8,435	8,793,510
San Francisco City & County Airport Comm-San Francisco International Airport, ARB, Series A, AMT, 5.25%, 05/01/42	30,000	30,680,420
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/38	10,350	10,781,646
Series A, AMT, 5.00%, 05/01/47	35,000	35,307,569
Series A, AMT, 05/01/49(d)	7,350	7,840,337
Series B, AMT, 5.00%, 05/01/46	29,990	30,074,635
Series D, AMT, 5.00%, 05/01/28(e)	5	5,604
Series D, AMT, 5.00%, 05/01/43	16,440	16,799,261
Series D, AMT, 5.00%, 05/01/48	10,140	10,308,961
Series D, AMT, 5.25%, 05/01/48	3,900	4,008,766
Series E, AMT, 5.00%, 05/01/37	4,000	4,174,913
Series E, AMT, 5.00%, 05/01/45	4,850	4,932,026
		235,502,801
Utilities — 24.0%
California Infrastructure & Economic Development Bank, RB
Sustainability Bonds, 4.00%, 10/01/42	7,215	7,391,702
Sustainability Bonds, 4.00%, 10/01/43	10,000	10,209,759
Sustainability Bonds, 4.00%, 10/01/45	15,175	15,450,724
Sustainability Bonds, 4.00%, 10/01/46	10,000	10,150,465
California Statewide Communities Development Authority, Refunding RB, Sustainability Bonds, 1.68%, 02/01/29	1,000	860,795
City of Long Beach California Water Revenue, Refunding RB, 4.00%, 05/01/49	7,930	7,795,389
City of Los Angeles California Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 06/01/47	10,000	10,407,923
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,717,313
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	20,000	19,762,437
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/49	2,500	2,724,756
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	29,920	31,083,429
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,926,979
Series A, Sustainability Bonds, 5.00%, 06/01/49	16,320	18,029,339
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,409,039

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Eastern Municipal Water District Financing Authority, RB (continued)
Series D, 5.00%, 07/01/47	$34,105	$ 35,332,634
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	4,190	4,249,084
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,243,098
Irvine Ranch Water District Water Service Corp., RB, 5.00%, 03/01/46	19,330	19,828,343
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 07/01/46	20,000	20,334,027
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/44	10,000	11,065,708
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,465,161
Series A, 5.25%, 10/01/48	13,020	14,507,857
Northern California Sanitation Agencies Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	5,000	5,376,552
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	22,620	24,244,280
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	7,866,037
Series H, Sustainability Bonds, 4.00%, 08/15/45	16,235	16,328,529
Series M, Sustainability Bonds, 5.00%, 11/15/49	7,500	8,250,089
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/38	13,595	13,981,276
Series A, 4.00%, 08/01/45	4,000	3,954,783
Series B, 5.00%, 08/01/38	7,725	7,960,233
Series B, 5.00%, 08/01/39	8,735	9,003,021
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 5.00%, 10/01/43	41,410	43,457,396
Series B, Sustainability Bonds, 1.00%, 10/01/26(f)	27,880	26,404,633
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,013,623
Series A, Sustainability Bonds, 4.00%, 10/01/43	10,000	10,006,664
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/52	10,000	10,931,812
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,215,474
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/45	2,145	2,305,279
Southern California Public Power Authority, RB
5.25%, 07/01/46	6,485	7,348,904
5.00%, 07/01/49	15,000	16,496,593
5.25%, 07/01/49	21,000	23,630,494
		547,721,633
Total Municipal Bonds in California		1,830,079,120
Florida — 0.5%
Transportation — 0.5%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	10,080	10,469,309
Security	Par (000)	Value
Illinois — 0.1%
County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	$2,060	$ 1,929,495
Puerto Rico — 5.2%
State — 3.8%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	23,823	12,298,532
Series A-1, 0.00%, 11/01/43(a)	13,677	8,442,685
Series A1, Restructured, 5.63%, 07/01/29	5,196	5,562,520
Series A-1, Restructured, 5.75%, 07/01/31	2,021	2,237,883
Series A-1, Restructured, 4.00%, 07/01/33	1,917	1,884,020
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,679,294
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,416,471
Series A-1, Restructured, 4.00%, 07/01/41	2,010	1,849,016
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,879,791
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,612,609
Commonwealth of Puerto Rico, RB, 0.01%, 11/01/51(a)	1,086	466,148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,518,712
Series A-2, Restructured, 4.54%, 07/01/53	114	108,403
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,936,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	911,302
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,230,777
Series A-1, Restructured, 0.00%, 07/01/46	44,873	14,378,778
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,847,207
		86,260,687
Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	89,730	7,093,104
Utilities(g)(h) — 1.1%
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29	4,130	1,081,554
Series A, 7.00%, 07/01/33	2,230	583,987
Series A, 6.75%, 07/01/36	7,630	1,998,124
Series A, 5.00%, 07/01/42	6,125	1,603,999
Series A, 7.00%, 07/01/43	955	250,093
Series A-3, 10.00%, 07/01/19	2,137	559,504
Series B-3, 10.00%, 07/01/19	2,137	559,504
Series C-1, 5.40%, 01/01/18	5,870	1,537,207
Series C-2, 5.40%, 07/01/18	5,871	1,537,455
Series C-3, 5.40%, 07/01/20	593	155,412
Series C-4, 5.40%, 07/01/20	593	155,412
Series CCC, 5.25%, 07/01/26	1,680	439,954
Series CCC, 5.25%, 07/01/28	955	250,093
Series D-4, 7.50%, 07/01/20	4,342	1,137,146
Series TT, 5.00%, 07/01/25	480	125,701
Series TT, 5.00%, 07/01/26	1,285	336,512
Series WW, 5.50%, 07/01/17	1,315	344,369
Series WW, 5.50%, 07/01/18	1,155	302,468
Series WW, 5.50%, 07/01/19	935	244,855
Series WW, 5.38%, 07/01/24	875	229,143
Series WW, 5.25%, 07/01/33	885	231,761
Series WW, 5.50%, 07/01/38	1,170	306,396
Series XX, 5.25%, 07/01/17	645	168,911
Series XX, 5.25%, 07/01/35	400	104,751
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.75%, 07/01/36	$555	$ 145,342
Series XX, 5.25%, 07/01/40	11,490	3,008,971
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22	2,150	563,036
Series AAA, 5.25%, 07/01/27	6,540	1,712,678
Series AAA, 5.25%, 07/01/28	4,690	1,228,205
Series AAA, 5.25%, 07/01/29	530	138,795
Series BBB, 5.40%, 07/01/28	2,805	734,566
Series UU, 1.00%, 07/01/17(a)	395	103,442
Series UU, 1.00%, 07/01/18(a)	355	92,966
Series UU, 1.00%, 07/01/20(a)	3,175	831,461
Series UU, 4.42%, 07/01/31(a)	3,765	985,968
Series ZZ, 5.25%, 07/01/19	2,945	771,229
Series ZZ, 5.25%, 07/01/24	1,990	521,136
Series ZZ, 5.00%, 07/01/28	990	259,259
Series ZZ, 5.00%, 12/29/49	925	242,237
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	4,060	1,063,222
		26,646,824
Total Municipal Bonds in Puerto Rico		120,000,615
Total Municipal Bonds — 85.9% (Cost: $2,038,725,657)		1,962,478,539
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 1.7%
Utilities — 1.7%
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	38,084,536
Total Municipal Bonds in California		38,084,536
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.7% (Cost: $41,371,801)		38,084,536
Total Long-Term Investments — 87.6% (Cost: $2,082,197,458)		2,001,891,480

Shares
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.26%(j)(k)	133,239,995	133,253,319

Security	Par (000)	Value
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bills(l)
5.37%, 07/05/24	$50,000	$ 49,765,583
5.16%, 08/01/24	40,000	39,655,506
5.32%, 09/12/24	50,000	49,268,451
		138,689,540
Total Short-Term Securities — 11.9% (Cost: $271,938,729)		271,942,859
Total Investments — 99.5% (Cost: $2,354,136,187)		2,273,834,339
Other Assets Less Liabilities — 1.3%		29,721,802
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.8)%		(17,915,873)
Net Assets — 100.0%		$ 2,285,640,268

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Shares(a)	$ 295,902,305	$ —	$ (295,949,462)(b)	$ 66,390	$ (19,233)	$ —	—	$ 3,149,980	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	133,253,319 (b)	—	—	—	133,253,319	133,239,995	1,576,976	—
				$ 66,390	$ (19,233)	$ 133,253,319		$ 4,726,956	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	320	09/19/24	$ 34,865	$ (120,362)
U.S. Long Bond	242	09/19/24	28,185	(107,663)
5-Year U.S. Treasury Note	348	09/30/24	36,869	(113,960)
				$ (341,985)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 341,985	$ —	$ 341,985

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 21,383,922	$ —	$ 21,383,922
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,095,166)	$ —	$ (1,095,166)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock California Municipal Opportunities Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Average notional value of contracts — short	$275,954,426

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,328,405	$ —	$ 1,328,405
Municipal Bonds	—	1,962,478,539	—	1,962,478,539
Municipal Bonds Transferred to Tender Option Bond Trusts	—	38,084,536	—	38,084,536
Short-Term Securities
Money Market Funds	133,253,319	—	—	133,253,319
U.S. Treasury Obligations	—	138,689,540	—	138,689,540
Unfunded Commitments(a)	—	—	21,288,177	21,288,177
	$133,253,319	$2,140,581,020	$21,288,177	$2,295,122,516
Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$ (341,985)	$ —	$ —	$ (341,985)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $17,659,983 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
May 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
New Jersey — 84.3%
Corporate — 6.7%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	$510	$ 515,160
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,210,805
3.50%, 04/01/42	720	618,486
AMT, 3.75%, 11/01/34(a)	5,000	4,933,542
AMT, 3.00%, 08/01/41	5,670	4,507,509
AMT, 3.00%, 08/01/43	5,600	4,348,181
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,336,496
		19,470,179
County/City/Special District/School District — 11.1%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,415,107
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,025,037
City of Newark New Jersey, GO, (SAW), 4.50%, 03/15/36	930	939,303
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,065,192
(AGM), 2.25%, 08/15/46	1,850	1,133,014
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	927,189
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,655,655
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	937,430
4.00%, 07/15/39	740	751,526
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,456,482
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,117,398
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,173,989
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,025,132
Series B, 6.50%, 04/01/31	1,340	1,336,259
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,757	1,767,745
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	521,631
Township of Irvington New Jersey, Refunding GO, Series A, (AGM SAW), 5.00%, 07/15/24(b)	2,445	2,448,738
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	342,061
3.00%, 06/01/38	410	359,854
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,205	1,205,892
Series A, AMT, (GTD), 5.25%, 12/01/31	5,965	5,971,690
		32,576,324
Education — 14.7%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,185,855
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	231,222
Security	Par (000)	Value
Education (continued)
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	$530	$ 532,361
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	658,454
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(c)	140	137,518
Series A, 5.13%, 11/01/29(c)	100	96,784
Series A, 5.25%, 07/01/37(c)	470	446,154
Series A, 6.25%, 11/01/38(c)	210	213,279
Series A, 5.00%, 06/15/39(c)	825	807,638
Series A, 5.38%, 07/01/47(c)	815	735,382
Series A, 5.00%, 12/01/48	2,190	2,199,175
Series A, 5.00%, 06/15/49(c)	135	125,518
Series A, 5.00%, 01/01/50	265	249,418
Series A, 5.00%, 07/01/50	200	195,408
Series A, 6.50%, 11/01/52(c)	1,210	1,221,355
Series A, 5.25%, 11/01/54(c)	1,100	963,135
Series AAA, 5.00%, 12/15/26(b)	1,990	2,072,991
Series DDD, 5.00%, 06/15/27(b)	3,000	3,157,278
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,822,536
(AGM), 5.00%, 06/01/42	690	699,874
Series A, 4.75%, 08/01/24(c)	55	54,891
Series A, 5.63%, 08/01/34(c)	250	250,071
Series A, 5.00%, 09/01/37(c)	315	302,419
Series A, 5.88%, 08/01/44(c)	430	430,044
Series A, 5.13%, 09/01/52(c)	1,000	910,706
Series PP, 4.00%, 06/15/24(b)	4,875	4,875,516
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	655	695,723
Series B, 5.25%, 03/01/54	630	693,038
Series C, (AGM), 3.25%, 07/01/49	290	229,935
Series C, (AGM), 4.00%, 07/01/50	245	238,776
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,005,749
Series B, 5.00%, 07/01/32	2,465	2,510,666
Series H, (AGM), 4.00%, 07/01/39	715	686,696
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	399,588
Series B, AMT, 4.25%, 12/01/45	1,030	985,471
Series C, AMT, 5.25%, 12/01/54	475	472,739
Sub-Series C, AMT, 4.00%, 12/01/48	700	615,170
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	253,594
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	950	899,609
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	830,620
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,082,942
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,040,908
		43,216,206
Health — 11.2%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	263,484
5.00%, 01/01/39	520	503,099
5.00%, 01/01/49	500	434,835
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB
3.00%, 07/01/33(a)	$2,450	$ 2,450,000
5.00%, 07/01/42	3,000	3,049,543
2.38%, 07/01/46	3,740	2,371,845
3.00%, 07/01/51	7,905	5,839,924
Series A, 5.25%, 07/01/35	1,460	1,464,551
Series A, 5.00%, 07/01/39	1,150	1,153,035
Series A, 5.00%, 07/01/43	1,535	1,539,051
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/24(b)	2,950	2,951,066
5.00%, 07/01/29	285	285,191
5.00%, 07/01/34	1,000	1,022,298
4.00%, 07/01/41	1,000	991,649
Series A, 4.00%, 07/01/32	2,300	2,304,066
Series A, 5.00%, 07/01/37	5,000	5,172,787
Series A, 5.00%, 07/01/43	900	910,708
		32,707,132
Housing — 3.2%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	350,145
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	637,709
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	444,396
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	567,849
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	240	160,189
Series A, 4.00%, 11/01/48	150	135,074
Series A, 2.55%, 11/01/50	220	141,388
Series A, 4.10%, 11/01/53	100	88,479
Series A, 2.63%, 11/01/56	220	140,677
Series A, Sustainability Bonds, 2.25%, 11/01/36	350	277,425
Series A, Sustainability Bonds, 2.65%, 11/01/46	350	242,500
Series A, Sustainability Bonds, 2.70%, 11/01/51	350	230,070
Series A, Sustainability Bonds, 2.75%, 11/01/56	350	221,245
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	847,723
Series E, 2.25%, 10/01/40	680	480,677
Series E, 2.40%, 10/01/45	515	363,593
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,641,168
Series A, 4.38%, 12/01/33	2,515	2,515,355
		9,485,662
State — 11.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,025,611
5.25%, 11/01/44	590	592,312
Class D, (AGM), 4.00%, 11/01/34	500	492,057
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,692,511
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,847,156
Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,642,230
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(b)	2,040	2,200,257
4.00%, 06/15/49	1,190	1,110,241
Series A, 5.00%, 06/15/42	4,000	4,106,265
Security	Par (000)	Value
State (continued)
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	$125	$ 125,768
Sub-Series A, 4.00%, 07/01/34	305	295,906
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,755,525
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,004,543
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,484,739
5.00%, 06/01/38	2,000	2,137,295
		33,512,416
Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,024,634
Series A, 5.25%, 06/01/46	1,000	1,035,568
Sub-Series B, 5.00%, 06/01/46	1,740	1,751,747
		3,811,949
Transportation — 22.1%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,366,450
AMT, (AGM), 5.13%, 01/01/39	1,000	999,943
AMT, (AGM), 5.13%, 07/01/42	1,000	1,000,424
AMT, 5.38%, 01/01/43	905	905,274
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/33	550	580,073
5.00%, 06/15/42	210	224,491
5.25%, 06/15/46	210	226,918
Class BB, 5.00%, 06/15/36	1,250	1,363,762
Class BB, 4.00%, 06/15/37	700	702,524
Class BB, 4.00%, 06/15/50	650	602,075
Series A, 5.00%, 06/15/30	1,250	1,275,818
Series A, 0.00%, 12/15/32(d)	10,000	7,060,939
Series AA, 4.00%, 06/15/36	1,435	1,435,751
Series AA, 4.00%, 06/15/45	1,775	1,682,984
Series AA, 5.00%, 06/15/45	3,500	3,623,923
Series AA, 4.00%, 06/15/50	4,000	3,670,801
Series BB, 4.00%, 06/15/44	2,335	2,245,654
Series BB, 4.00%, 06/15/50	1,500	1,360,227
Series BB, 5.25%, 06/15/50	5,125	5,492,103
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	8,900	5,577,962
Series A, 0.00%, 12/15/38	10,000	5,417,070
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,783,692
Series A, 5.00%, 12/15/35	455	479,515
Series A, 4.00%, 06/15/36	1,700	1,710,461
Series A, 5.25%, 06/15/41	1,000	1,100,036
Series AA, 4.25%, 06/15/44	1,545	1,529,374
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,001,135
Series B, 5.25%, 01/01/49	770	851,973
Series E, 5.00%, 01/01/45	2,000	2,008,404
New Jersey Turnpike Authority, Refunding RB, Series A, 4.00%, 01/01/39	1,000	1,009,396
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,415,309
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	440,620

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
South Jersey Transportation Authority, Refunding RB (continued)
Series A, 5.00%, 11/01/33	$250	$ 250,384
Series A, 5.00%, 11/01/39	1,500	1,458,437
		64,853,902
Utilities — 2.6%
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,505,327
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(e)	60	60,293
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	154,970
		7,720,590
Total Municipal Bonds in New Jersey		247,354,360
New York — 5.2%
Transportation — 5.2%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,001,690
AMT, 5.00%, 11/01/30	1,000	1,048,246
AMT, 5.00%, 11/01/33	495	517,486
Series 218, AMT, 5.00%, 11/01/32	1,495	1,563,689
Series 221, AMT, 4.00%, 07/15/50	1,335	1,214,518
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	1,975	2,035,228
AMT, 5.00%, 01/15/47	2,000	2,090,043
186th Series, AMT, 5.00%, 10/15/44	3,000	3,004,058
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,623,634
Series 223, AMT, 4.00%, 07/15/41	725	696,331
Series 238, AMT, 5.00%, 07/15/39	330	355,702
Total Municipal Bonds in New York		15,150,625
Pennsylvania — 0.9%
Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,161,056
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,500,683
Total Municipal Bonds in Pennsylvania		2,661,739
Puerto Rico — 2.5%
State — 2.5%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,044	1,155,242
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,729	$ 2,692,686
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,497,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	6,099	1,954,319
Series B-1, Restructured, 0.00%, 07/01/46	567	181,803
Total Municipal Bonds in Puerto Rico		7,481,296
Total Long-Term Investments — 92.9% (Cost: $275,511,715)		272,648,020

	Shares
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.26%(f)(g)	13,453,044	13,454,389
Total Short-Term Securities — 4.6% (Cost: $13,454,332)		13,454,389
Total Investments — 97.5% (Cost: $288,966,047)		286,102,409
Other Assets Less Liabilities — 2.5%		7,240,828
Net Assets — 100.0%		$ 293,343,237

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 26,896,116	$ —	$ (13,443,255)(a)	$ 4,194	$ (2,666)	$ 13,454,389	13,453,044	$ 495,743	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 272,648,020	$ —	$ 272,648,020
Short-Term Securities
Money Market Funds	13,454,389	—	—	13,454,389
	$13,454,389	$272,648,020	$—	$286,102,409
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
May 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Pennsylvania — 97.1%
Corporate — 7.7%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$1,000	$ 1,000,431
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	3,100	2,906,368
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,251,423
Pennsylvania Economic Development Financing Authority, RB(a)
Class A, AMT, 4.25%, 06/01/41	13,335	13,289,504
Series A, AMT, 0.58%, 08/01/37	5,000	4,970,230
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	1,355	1,347,059
Series A, AMT, 4.05%, 04/01/34(a)	1,745	1,745,000
		26,510,015
County/City/Special District/School District — 16.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	330	328,353
Altoona Area School District, GO, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,934,293
Bethlehem Area School District, GO, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,806,807
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	2,612,499
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,225	1,124,816
5.00%, 03/01/38	420	407,420
5.13%, 03/01/48	847	792,725
4.75%, 03/01/50	2,705	2,384,235
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	3,502,282
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,625,787
City of Philadelphia Pennsylvania, Refunding GO
Series A, 5.00%, 08/01/37	2,140	2,208,088
Series B, 3.32%, 08/01/31(a)	2,150	2,150,000
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	803,789
5.00%, 09/01/42	700	747,840
5.00%, 09/01/43	150	159,807
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	290	180,036
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,554,329
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,327,134
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	500	328,440
Series B, (BAM SAW), 0.00%, 10/01/34	980	608,397
Series C, (BAM SAW), 0.00%, 10/01/33	640	416,198
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/34	500	501,799
4.00%, 11/01/35	520	521,735
4.00%, 11/01/36	540	541,042
4.00%, 11/01/37	565	564,932
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	3,100	3,192,698
(SAW), 5.00%, 02/01/42	1,500	1,537,913
Security	Par (000)	Value
County/City/Special District/School District (continued)
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	$1,210	$ 1,211,325
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,455,650
AMT, 5.50%, 06/30/43	2,500	2,697,924
AMT, 6.00%, 06/30/61	1,945	2,112,879
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	600	605,370
School District of Philadelphia, GO
Series A, (SAW), 5.50%, 09/01/48	4,000	4,365,750
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,545,627
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	1,843,458
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,121,808
		57,823,185
Education — 15.8%
Allegheny County Higher Education Building Authority, Refunding RB, 4.02%, 02/01/33(a)	3,235	3,186,486
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	890	825,699
5.00%, 10/01/49	795	683,854
Chester County Industrial Development Authority, RB
Sustainability Bonds, 4.00%, 12/01/49	3,750	3,540,244
Sustainability Bonds, 4.00%, 12/01/51	4,000	3,753,703
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,810	1,839,038
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	428,295
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	1,988,742
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,675	1,379,420
Series 1C, AMT, 5.00%, 06/01/51	4,370	4,207,507
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	478,498
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	729,150
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/26(d)	75	75,916
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	493,545
5.00%, 05/01/41	810	818,175
Series A, 5.00%, 11/01/25	200	200,302
Series A, 5.00%, 11/01/26	100	100,385
Series A, 5.00%, 11/01/27	150	151,023
Series A, 5.00%, 11/01/29	1,150	1,160,924
Series A, 5.00%, 11/01/31	205	207,230
Series A, (AGM), 4.00%, 05/01/50	5,000	4,504,625
Pennsylvania State University, RB
5.00%, 09/01/48	2,615	2,713,098
Series A, 5.00%, 09/01/43	3,935	4,169,003
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	410	384,500
5.00%, 06/15/39	590	565,294
4.00%, 12/01/48	8,090	7,371,573
5.00%, 06/15/50	800	692,335
5.25%, 11/01/52	2,145	2,237,644
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	$600	$ 601,609
6.25%, 05/01/42(b)	1,165	1,083,443
Series 2015, 5.00%, 04/01/45	3,330	3,337,317
Series A, 5.25%, 06/15/52	625	583,811
		54,492,388
Health — 21.3%
Allegheny County Hospital Development Authority, RB, Series D2, 4.06%, 11/15/47(a)	2,865	2,836,171
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,247,779
Series A, 4.00%, 07/15/39	2,250	2,167,735
Series A, 5.00%, 04/01/47	1,950	1,966,644
Bucks County Industrial Development Authority, RB
4.00%, 08/15/44	1,690	1,591,706
4.00%, 07/01/46	2,500	1,929,604
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,402,788
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	983,206
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	430	433,547
5.00%, 01/01/29(d)	940	1,012,658
4.00%, 01/01/36	645	631,512
4.13%, 01/01/38	260	253,506
5.00%, 01/01/38	2,185	2,190,436
Doylestown Hospital Authority, RB
4.00%, 07/01/29(d)	125	129,844
5.00%, 07/01/29(d)	150	162,797
4.00%, 07/01/45	1,125	927,765
5.00%, 07/01/49	1,350	1,254,505
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,074,506
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,047,635
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	926,247
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	853,903
5.00%, 12/01/49	730	700,401
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,043,351
Series A, 5.00%, 09/01/37	1,365	1,403,696
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,739,083
5.00%, 12/01/46	850	840,358
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,672,368
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,658,951
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,357,648
Series A1, (AGM), 4.00%, 08/15/43	2,915	2,760,726
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,344,524
Security	Par (000)	Value
Health (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
Series B, 4.00%, 03/15/40	$2,000	$ 1,948,216
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	3,698,643
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,727,733
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	5,044,443
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	4,065	4,373,919
5.00%, 12/01/48	2,035	2,088,099
		73,426,653
Housing — 6.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	4,000	2,751,420
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,477,020
Series 145A, Sustainability Bonds, 10/01/44(e)	2,880	2,863,778
Series 145A, Sustainability Bonds, 10/01/54(e)	2,880	3,102,378
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,554,159
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,970	3,016,593
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,134,786
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	598,500
Series A, 4.00%, 12/01/46	5,740	2,726,500
Series A, 4.00%, 12/01/51	2,300	1,092,500
		23,317,634
State — 2.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,420,602
5.00%, 05/01/42	2,085	2,076,047
Commonwealth of Pennsylvania, GO, Series A, 4.00%, 09/15/31	2,500	2,512,222
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	1,500	1,576,535
		7,585,406
Tobacco — 2.6%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,298,624
(AGM), 4.00%, 06/01/39	6,700	6,601,545
		8,900,169
Transportation — 17.7%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,039,736
Series B, AMT, 5.00%, 07/01/37	1,800	1,815,465
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	4,045	4,156,171
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,013,550
5.00%, 06/30/42	2,620	2,609,675
AMT, 5.25%, 06/30/53	3,770	3,903,670
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	5,680	5,325,096

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	$4,755	$ 4,849,513
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,024,627
Series 1, Subordinate, 5.00%, 12/01/40	2,965	3,192,043
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,827,897
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,456,587
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,605,721
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,299,268
Pennsylvania Turnpike Commission, RB, CAB(c)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	816,438
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,368,332
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,319,543
Series B-2, (AGM), 5.00%, 06/01/35	2,900	2,999,272
Series C, 4.00%, 12/01/51	5,000	4,722,266
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	462,198
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	3,997,010
5.25%, 06/01/52	2,000	2,138,801
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,233,220
		61,176,099
Utilities — 6.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,585,164
Series A, 5.25%, 10/01/52	1,190	1,222,760
Series C, 5.50%, 06/01/52	3,100	3,377,458
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,760	1,771,958
Series B, (AGM), 5.50%, 09/01/53	3,520	3,833,108
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 4.10%, 12/01/38(a)	2,500	2,500,000
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/31	900	907,427
5.00%, 08/01/32	1,200	1,209,316
5.00%, 08/01/33	600	604,379
5.00%, 08/01/34	1,050	1,057,721
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,374,811
		21,444,102
Total Municipal Bonds in Pennsylvania		334,675,651
Security	Par (000)	Value
Puerto Rico — 1.4%
State — 1.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	$1,643	$ 1,818,929
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,623,632
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(c)	925	296,592
Total Municipal Bonds in Puerto Rico		4,739,153
Total Long-Term Investments — 98.5% (Cost: $351,988,309)		339,414,804

	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.26%(h)(i)	7,064,620	7,065,326
Total Short-Term Securities — 2.0% (Cost: $7,065,274)		7,065,326
Total Investments — 100.5% (Cost: $359,053,583)		346,480,130
Liabilities in Excess of Other Assets — (0.5)%		(1,842,156)
Net Assets — 100.0%		$ 344,637,974

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 20,846,287	$ —	$ (13,782,665)(a)	$ 4,511	$ (2,807)	$ 7,065,326	7,064,620	$ 334,697	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 339,414,804	$ —	$ 339,414,804
Short-Term Securities
Money Market Funds	7,065,326	—	—	7,065,326
	$7,065,326	$339,414,804	$—	$346,480,130
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
May 31, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Arizona — 2.2%
Arizona Industrial Development Authority, RB
5.25%, 07/01/43(a)	$150	$ 142,631
Series A, 4.00%, 02/01/50	1,000	929,407
		1,072,038
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 5.70%, 05/01/53	100	102,995
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	320,633
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,059,333
		1,482,961
California — 10.1%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,527,593
Series A, Sustainability Bonds, 4.00%, 10/01/52	1,500	1,496,939
Series G, Sustainability Bonds, 5.25%, 11/01/54	360	382,298
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	125,811
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	975,145
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	179,167
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	239,323
		4,926,276
Colorado — 1.8%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	315,502
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	542,241
		857,743
Connecticut — 4.8%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	193,097
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,078,105
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,098,759
		2,369,961
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)	79	75,702
District of Columbia — 2.7%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/34	1,000	1,103,333
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	241,892
		1,345,225
Florida — 7.0%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	907,455
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(a)	100	100,605
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	431,586
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.00%, 06/15/47	$375	$ 372,707
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,586,996
		3,399,349
Georgia — 0.7%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	325	320,881
Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	500	517,022
Series A, 5.00%, 12/01/47	500	490,484
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,219,996
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	335	354,289
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	210	219,352
		2,801,143
Kentucky — 3.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	495,288
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,046,148
		1,541,436
Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	993,117
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	238,790
		1,231,907
Maine — 0.2%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)	100	77,445
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	736,252
Massachusetts — 5.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,584,765
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	976,975
		2,561,740
Michigan — 5.2%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	918,262
Michigan Finance Authority, RB
4.00%, 02/15/47	500	463,656
Sustainability Bonds, 5.50%, 02/28/57	110	118,606
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,018,411
		2,518,935
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	$500	$ 546,956
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	340	356,897
		903,853
New Hampshire — 1.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	732	700,552
New Jersey — 0.9%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	122,390
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	300	318,846
		441,236
New York — 13.1%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	234,594
Series A, 5.13%, 07/01/33	175	173,097
Series A, 5.50%, 06/15/63(a)	250	237,412
Sustainability Bonds, 5.75%, 06/01/42(a)	250	255,891
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	1,032,690
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	998,567
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	1,009,382
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	226,613
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	994,007
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	718,756
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	535,949
		6,416,958
North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	230	225,025
North Dakota — 0.9%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	400	416,769
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	449,557
Pennsylvania — 8.7%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,098,429
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	475	505,112
Series 145A, Sustainability Bonds, 10/01/49(c)	875	865,725
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, Sustainability Bonds, 4.25%, 10/01/52	450	445,148
Security	Par (000)	Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	$225	$ 237,385
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,081,735
		4,233,534
Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, Sustainability Bonds, 3.75%, 07/01/52	180	176,067
Texas — 6.1%
Arlington Higher Education Finance Corp., RB
(PSF), 5.00%, 08/15/47	500	517,341
Series A, 5.25%, 08/15/32	250	239,738
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,057,444
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	445,683
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	745,707
		3,005,913
Utah — 3.5%
University of Utah, RB, Series A, Sustainability Bonds, 4.00%, 08/01/43	1,500	1,464,755
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	258,135
		1,722,890
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	113,682
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,032,080
Total Long-Term Investments — 96.5% (Cost: $47,997,821)		47,157,110

	Shares
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.26%(d)(e)	2,080,988	2,081,196
Total Short-Term Securities — 4.2% (Cost: $2,081,048)		2,081,196
Total Investments — 100.7% (Cost: $50,078,869)		49,238,306
Liabilities in Excess of Other Assets — (0.7)%		(363,677)
Net Assets — 100.0%		$ 48,874,629

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Impact Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,006,316	$ —	$ (925,292)(a)	$ 379	$ (207)	$ 2,081,196	2,080,988	$ 57,999	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	09/19/24	$ 1,307	$ 979
U.S. Long Bond	8	09/19/24	932	7,540
5-Year U.S. Treasury Note	6	09/30/24	636	(489)
				$ 8,030
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 8,519	$ —	$ 8,519
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 489	$ —	$ 489

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 457,907	$ —	$ 457,907
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 52,355	$ —	$ 52,355
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$5,678,008
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 47,157,110	$ —	$ 47,157,110
Short-Term Securities
Money Market Funds	2,081,196	—	—	2,081,196
	$2,081,196	$47,157,110	$—	$49,238,306
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 8,519	$ —	$ —	$ 8,519
Liabilities
Interest Rate Contracts	(489)	—	—	(489)
	$8,030	$—	$—	$8,030

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Health Care Providers & Services — 0.0%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	$1,046	$ 686,047
Industrial Conglomerates — 0.8%
Grand Canyon University, 5.13%, 10/01/28	35,874	32,228,484
Total Corporate Bonds — 0.8% (Cost: $36,920,000)		32,914,531
Municipal Bonds
Alabama — 6.9%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/38	6,140	5,834,288
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	31,050	32,780,878
Series A, 5.25%, 05/01/55	14,000	14,905,713
Series B, 4.00%, 10/01/52	3,000	2,991,610
Series B, 5.25%, 12/01/53	9,000	9,568,417
Series C, 5.50%, 10/01/54	25,000	27,041,807
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,485	5,894,870
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	31,150	33,255,643
Series B, 5.25%, 07/01/54	26,885	28,544,870
Series B-1, 5.75%, 04/01/54	53,565	58,515,471
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	3,000	3,165,671
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.25%, 01/01/54	5,000	5,253,137
Series B, 5.00%, 01/01/54	36,495	38,149,880
State of Alabama, GO, Series B, 5.00%, 11/01/41	5,000	5,463,344
		271,365,599
Alaska — 0.1%
Borough of North Slope Alaska, GO
Series A, 5.00%, 06/30/25	500	507,804
Series A, 5.00%, 06/30/27	500	524,455
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	878,298
		1,910,557
Arizona — 2.0%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(b)	3,165	3,208,585
Chandler Industrial Development Authority, RB, AMT, 5.00%, 09/01/42(a)	20,000	20,502,655
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/40	4,600	5,007,327
5.00%, 07/01/41	7,535	8,160,993
5.00%, 07/01/44	18,200	19,508,197
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	5,000	5,204,680
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,658,967
Security	Par (000)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Refunding RB, Series D, Junior Lien, 5.00%, 07/01/37	$5,000	$ 5,186,218
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	6,250	6,707,319
		77,144,941
Arkansas(b) — 1.2%
Arkansas Development Finance Authority, RB
AMT, 7.38%, 07/01/48	23,000	25,187,342
AMT, 4.50%, 09/01/49	5,355	5,209,830
AMT, 4.75%, 09/01/49	15,460	15,208,681
		45,605,853
California — 6.9%
California Community Choice Financing Authority, RB, Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	3,175	3,351,820
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(b)	1,915	968,780
California Enterprise Development Authority, RB, 10.00%, 11/15/32(b)	670	647,644
California Health Facilities Financing Authority, RB
5.00%, 02/01/36	5,000	5,189,057
5.00%, 02/01/37	5,000	5,184,678
Series A, 5.25%, 12/01/40	2,100	2,304,938
Series A, 5.25%, 12/01/41	2,850	3,107,684
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	17,436
California Infrastructure & Economic Development Bank, RB
Sustainability Bonds, 4.00%, 10/01/44	5,000	5,090,649
Sustainability Bonds, 4.00%, 10/01/47	2,480	2,506,307
California Municipal Finance Authority, RB
5.38%, 07/01/34(b)	1,000	995,644
5.63%, 07/01/44(b)	2,760	2,742,038
6.00%, 07/01/44	1,960	1,960,268
6.00%, 08/01/44(b)	330	330,122
6.13%, 08/01/49(b)	285	285,121
Series A, AMT, 4.00%, 07/15/29	2,120	2,105,212
California Municipal Finance Authority, RB, S/F Housing, Series B, 5.88%, 08/15/49	1,000	1,002,181
California Pollution Control Financing Authority, Refunding RB, Series B-2, AMT, 3.13%, 11/01/40(a)	12,090	11,919,801
California School Finance Authority, RB, Series A, 6.75%, 11/01/45(b)	1,395	1,399,117
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	625	522,680
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/39	5,440	5,366,161
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/37	4,100	4,400,524
AMT, 5.00%, 05/15/40	9,500	10,093,617
Series A, AMT, Subordinate, 5.00%, 05/15/34	5,430	5,704,690
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,509,672
Cloverdale Unified School District, Refunding GO, Series B, 4.00%, 08/01/49	5,000	4,829,937
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	$3,490	$ 2,822,814
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	4,610	2,959,005
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	8,355	5,091,806
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	7,210	4,192,179
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	10,420	6,808,932
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,971,560
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	4,495,298
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	136,220	14,874,513
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/50	18,805	19,919,106
Series D, 5.00%, 07/01/47	17,555	19,033,877
Northern California Gas Authority No. 1, RB, Series B, 4.45%, 07/01/27(a)	2,380	2,377,400
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	10,000	10,434,779
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	5,000	5,607,647
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,419,667
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/31	5,750	6,174,760
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 05/01/49(d)	5,875	6,266,936
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/34	4,685	4,969,859
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, Sustainability Bonds, 4.00%, 10/01/43	10,000	10,006,664
Series A, Sustainability Bonds, 5.00%, 10/01/44	5,000	5,468,822
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	20,000	7,308,402
Santa Clara Valley Water District, Refunding RB
Series A, 5.00%, 06/01/48	4,915	5,334,716
Series A, 5.00%, 06/01/49	5,160	5,584,782
Series A, 5.00%, 06/01/50	5,415	5,848,039
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,812,103
University of California, Refunding RB, Series AY, 4.00%, 05/15/41	5,090	4,978,595
		272,298,039
Colorado — 0.9%
Boulder Valley School District No. Re-2 Boulder, GO, (SAW), 5.00%, 12/01/42	4,335	4,759,087
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	19,520	20,929,516
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, 4.00%, 11/15/48	$6,870	$ 6,365,536
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,018,803
Flying Horse Metropolitan District No. 3, Refunding GO, 6.00%, 12/01/49(b)	2,965	2,819,185
		35,892,127
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	4,968,131
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,888,066
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,125	3,125,358
State of Connecticut, GO
Series 2021 A, 4.00%, 01/15/28	1,580	1,613,436
Series E, 5.00%, 11/15/28	2,425	2,586,513
		14,181,504
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	14,942	14,241,405
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	348,828
5.63%, 07/01/53	800	829,137
		15,419,370
District of Columbia — 1.0%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/30	3,840	4,026,577
Series A, AMT, 5.25%, 10/01/43	1,750	1,868,640
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/29	2,540	2,664,532
Series A, AMT, 5.00%, 10/01/30	11,500	12,171,122
Series A, AMT, 5.00%, 10/01/33	5,000	5,266,182
Series A, AMT, 5.00%, 10/01/34	2,870	3,009,792
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	9,515	10,119,085
		39,125,930
Florida — 7.6%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	550	516,736
4.63%, 05/01/49	1,775	1,604,469
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	265	264,600
5.00%, 11/01/31	500	498,700
5.25%, 11/01/46	3,460	3,460,403
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(b)	580	526,413
Canaveral Port Authority, ARB
Series B, 5.00%, 06/01/48	5,000	5,105,522
Series A, AMT, 5.00%, 06/01/45	5,000	5,036,877

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB(b)
4.88%, 06/15/56	$12,000	$ 10,012,682
Series A, 5.00%, 06/15/49	5,000	4,690,831
Series A-2, 5.00%, 01/01/26	1,150	1,139,399
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/34	710	704,002
5.13%, 05/01/45	985	968,025
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/44	5,940	6,175,089
Charles Cove Community Development District, SAB, 4.00%, 05/01/52	1,160	929,559
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.50%, 10/01/36	3,055	3,076,392
AMT, 4.00%, 10/01/51	2,600	2,128,091
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	8,510	9,479,369
City of Miami Florida, RB, Series A, 01/01/49(d)	8,000	8,821,920
City of St. Petersburg Florida Public Utility Revenue, RB, Series B, 5.00%, 10/01/52	5,000	5,283,382
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	4,000	4,240,133
Collier County Industrial Development Authority, Refunding RB, Series A, 8.25%, 05/15/49(b)(e)(f)	1,000	18,600
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	16,000	16,452,178
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	12,075	12,322,781
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/51	10,000	10,473,225
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(c)	15,765	7,897,334
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/34	3,400	3,578,744
Series A, AMT, 5.00%, 10/01/35	1,650	1,748,472
Series A, AMT, 5.00%, 10/01/36	1,300	1,384,814
Series A, AMT, 5.00%, 10/01/41	1,150	1,191,151
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,049,882
County of Sarasota Florida Utility System Revenue, RB
5.25%, 10/01/47	14,795	16,053,181
5.25%, 10/01/52	4,995	5,364,930
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	2,065	2,067,413
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	940	755,996
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	5,810	4,103,022
Series A, 5.75%, 06/15/29	365	365,063
Series A, 6.00%, 06/15/34	440	440,162
Series C, 5.75%, 12/15/56	4,090	3,417,685
AMT, 5.00%, 05/01/29	1,140	1,140,528
Florida Development Finance Corp., Refunding RB
Series A, 4.50%, 12/15/56(b)	11,970	9,012,674
AMT, 12.00%, 07/15/32(a)(b)	18,185	18,887,339
AMT, (AGM), 5.25%, 07/01/47	15,000	15,598,347
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
Series C, AMT, 8.25%, 07/01/57(a)(b)	$11,000	$ 11,324,637
Florida Housing Finance Corp., RB, S/F Housing
Series 1, (FHLMC, FNMA, GNMA), 3.80%, 07/01/43	2,125	2,012,097
Series 1, (FHLMC, FNMA, GNMA), 3.70%, 07/01/38	2,130	1,980,746
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	1,005	899,771
Harbor Bay Community Development District, SAB
Series A-1, 3.88%, 05/01/39	2,170	1,887,610
Series A-1, 4.10%, 05/01/48	1,400	1,170,695
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,645,765
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	5,000	5,446,899
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	95	91,644
4.88%, 05/01/35	1,100	1,078,788
4.40%, 05/01/39	430	397,363
4.88%, 05/01/45	2,215	2,107,114
5.13%, 05/01/46	4,980	4,912,639
4.50%, 05/01/49	1,310	1,173,011
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	610	614,889
Series A, 6.00%, 05/01/54	1,100	1,110,791
Portico Community Development District, Refunding SAB, Series 1, 3.50%, 05/01/37	1,245	1,056,589
Reunion East Community Development District, SAB
Series 2021, 2.40%, 05/01/26	145	140,246
Series 2021, 4.00%, 05/01/51	2,685	2,179,559
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,381,013
School District of Broward County, GO, 5.00%, 07/01/51	26,045	27,455,047
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,550	1,526,426
St Johns County School Board, COP
Series A, (AGM), 5.25%, 07/01/46	785	858,606
Series A, (AGM), 5.50%, 07/01/49	1,750	1,935,975
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	69,847
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,030	1,759,748
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	679,229
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 11/01/24(g)	490	479,746
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(e)(f)	535	5
Trout Creek Community Development District, SAB
5.50%, 05/01/35	2,325	2,333,987
5.63%, 05/01/45	3,605	3,618,165
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,469,658
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	125	120,982
3.25%, 05/01/41	2,025	1,590,935
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Westside Haines City Community Development District, SAB (continued)
5.75%, 05/01/44	$1,500	$ 1,507,428
6.00%, 05/01/54	575	579,678
		297,583,443
Georgia — 3.2%
Atlanta Urban Redevelopment Agency, RB(b)
3.63%, 07/01/42	5,605	4,990,436
3.88%, 07/01/51	2,630	2,186,805
Barrow County School District, GO, (SAW), 5.00%, 02/01/40	7,945	8,821,820
Clarke County Hospital Authority, Refunding RB, Series A, 5.00%, 07/01/46	10,000	10,063,088
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,644,069
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB
5.00%, 10/01/32	7,050	7,901,194
5.00%, 10/01/46	11,820	12,705,042
5.00%, 10/01/47	9,865	10,572,861
5.00%, 10/01/48	12,395	13,265,390
5.00%, 10/01/49	7,210	7,700,587
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	3,355	3,159,003
Georgia Housing & Finance Authority, RB, S/F Housing, Series B1, 3.65%, 06/01/44	9,670	8,346,667
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	15,000	15,507,556
Series D, 5.00%, 05/01/54	7,725	8,000,773
State of Georgia, GO, Series A, 4.00%, 07/01/43	9,760	9,756,288
		126,621,579
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	10,000	10,199,807
Idaho — 0.6%
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(b)	5,910	4,237,192
Series A, 5.00%, 08/15/40	3,905	4,306,323
Series A, 5.00%, 08/15/48	10,140	10,904,069
Series A, 6.95%, 06/15/55(b)	5,150	5,443,463
		24,891,047
Illinois — 2.1%
Chicago Board of Education, GO, BAB, 6.04%, 12/01/29	7,310	7,165,033
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	6,730	6,494,105
Chicago O’Hare International Airport, Refunding ARB, Series D, 5.00%, 01/01/46	2,010	2,014,345
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(b)
2.27%, 12/01/24	308	304,244
2.53%, 12/01/25	327	316,839
2.69%, 12/01/26	267	254,784
2.87%, 12/01/27	221	208,675
Illinois Finance Authority, Refunding RB, Class A, 4.00%, 08/15/39	7,000	6,906,946
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	$4,875	$ 4,863,062
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,883,745
Series A, 5.25%, 01/01/45	12,175	13,253,946
Series A, 4.00%, 01/01/46	5,000	4,685,951
State of Illinois, GO
Series B, 5.25%, 05/01/47	4,000	4,282,159
Series B, 5.25%, 05/01/48	2,950	3,162,448
Series C, 5.00%, 12/01/45	11,225	11,807,115
Series C, 5.00%, 12/01/46	4,850	5,092,586
		80,695,983
Indiana — 0.4%
Indiana Finance Authority, RB, Series B, 1st Lien, 5.25%, 10/01/47	5,000	5,328,924
Indiana Finance Authority, Refunding RB
Series B, Sustainability Bonds, 5.00%, 02/01/43	4,455	4,856,315
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,811,406
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,584,937
		17,581,582
Kansas — 0.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,253,962
Kentucky — 0.2%
Kentucky Economic Development Finance Authority, RB, Series B, 5.00%, 08/15/33	5,000	5,171,451
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.25%, 06/01/41	875	880,774
Westvaco Corp., RB, 7.67%, 01/15/27(b)	3,100	3,203,184
		9,255,409
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A2, 5.05%, 12/01/34	18,540	18,260,535
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	16,115	17,065,159
		35,325,694
Maine — 0.8%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	14,465	11,202,414
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	18,500	16,178,458
Maine State Housing Authority, RB, S/F Housing, Series B, 3.75%, 11/15/38	6,075	5,692,850
		33,073,722
Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	1,220	1,220,044
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/49	7,500	7,779,541
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	3,660	3,793,197
County of Prince George’s Maryland, Refunding GO, Series A, 5.00%, 08/01/40	4,500	4,969,360
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	10,405	10,767,840

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland Stadium Authority, RB, Series A, 5.00%, 05/01/47	$6,590	$ 6,782,132
Maryland State Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/46	17,085	18,133,842
State of Maryland, GO, Series A, 5.00%, 06/01/37	11,205	12,508,574
		65,954,530
Massachusetts — 1.8%
City of Boston Massachusetts, GO
Series A, 5.00%, 11/01/37	6,480	7,291,587
Series A, 5.00%, 11/01/40	10,075	11,127,380
Commonwealth of Massachusetts, GO
Series A, 5.00%, 05/01/48	10,000	10,717,489
Series D, 5.00%, 10/01/53	10,000	10,652,061
Commonwealth of Massachusetts, Refunding GO, Series B, 5.00%, 11/01/43	7,780	8,521,146
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,916,746
5.00%, 10/01/43	5,000	4,829,653
Series J2, 5.00%, 07/01/48	5,000	5,163,125
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	1,310	1,270,712
4.13%, 10/01/42	4,225	3,720,755
Massachusetts Water Resources Authority, Refunding RB, Series B, Sustainability Bonds, 5.25%, 08/01/48	1,500	1,651,604
		69,862,258
Michigan — 2.7%
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/54	3,335	3,527,730
Series A, 5.25%, 07/01/54	4,000	4,323,784
Michigan Finance Authority, RB
5.00%, 11/01/44	5,000	5,022,984
4.00%, 02/15/47	8,000	7,418,487
4.00%, 02/15/44	11,060	10,435,917
Series A, 6.50%, 06/01/57(b)(e)(f)	4,020	3,098,342
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(h)	145	149,497
5.00%, 12/01/45	19,825	20,041,846
Series A, 4.00%, 12/01/46	10,000	9,408,323
Series A, Class 1, 4.00%, 06/01/49	5,000	4,439,071
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	15,175	13,487,471
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/41	12,330	12,332,859
4.00%, 11/15/46	5,000	4,825,234
West Bloomfield School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/42	5,950	6,445,223
		104,956,768
Minnesota — 0.1%
City of Minneapolis Minnesota, RB
4.00%, 11/15/39	3,250	3,143,216
4.00%, 11/15/40	2,000	1,908,061
		5,051,277
Mississippi — 0.1%
State of Mississippi, GO, Series C, 4.00%, 10/01/37	3,145	3,163,751
Missouri — 1.5%
Health & Educational Facilities Authority of the State of Missouri, RB
5.00%, 01/01/44	10,000	10,000,975
Security	Par (000)	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, RB (continued)
Series A, 4.00%, 05/15/48	$4,395	$ 4,072,881
Kansas City Industrial Development Authority, ARB
Series A, AMT, 5.00%, 03/01/33	4,865	5,060,597
Series A, AMT, 5.00%, 03/01/44	5,000	5,178,223
Kansas City Industrial Development Authority, RB
Series A, 10.00%, 11/15/37	2,735	2,412,930
Series C, 7.50%, 11/15/46	1,701	1,340,775
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	8,059	6,151,155
Class D, 2.00%, 11/15/46	3,597	158,427
Metropolitan St. Louis Sewer District, Refunding RB
Series A, 5.00%, 05/01/42	11,000	11,271,205
Series B, 5.25%, 05/01/52	10,015	10,744,923
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	2,000	1,818,998
		58,211,089
Nebraska — 0.1%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,240	5,450,595
Nevada — 1.2%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	5,175	5,537,339
Clark County Water Reclamation District, GO
5.00%, 07/01/46	12,335	13,328,013
5.00%, 07/01/47	3,290	3,538,798
County of Clark Nevada, GO
Series B, 4.00%, 12/01/36	5,390	5,451,260
Series B, 4.00%, 12/01/39	4,900	4,905,300
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	13,000	13,181,961
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(b)	220	209,431
		46,152,102
New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,358	11,855,815
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	11,680	9,177,912
		21,033,727
New Jersey — 1.0%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	170	170,829
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(b)	265	251,407
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/41	5,725	5,738,610
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	5,000	5,402,806
Class BB, 4.00%, 06/15/50	7,275	6,738,612
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 01/01/37	7,275	7,313,212
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	11,300	11,701,919
		37,317,395
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	$9,500	$ 9,581,646
New York — 9.0%
City of New York, GO
Series B, 5.25%, 10/01/47	4,015	4,377,484
Series C, 5.00%, 03/01/45	15,125	16,368,154
Series C, 5.25%, 03/01/47	1,675	1,841,009
Series D, 5.25%, 04/01/54	2,555	2,774,868
Series F-1, 4.00%, 03/01/47	2,000	1,899,106
Series F-1, 5.00%, 03/01/50	7,415	7,770,286
New York City Housing Development Corp., RB, M/F Housing
Series G-1, 3.90%, 05/01/45	5,000	4,391,869
Sustainability Bonds, 4.80%, 02/01/53	9,570	9,616,878
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,179,461
Series DD-1, 5.00%, 06/15/49	4,500	4,638,768
Sub-Series BB-1, 5.25%, 06/15/54	3,650	3,951,551
Sub-Series CC-1, 5.25%, 06/15/54	2,645	2,880,825
New York City Municipal Water Finance Authority, Refunding RB
4.00%, 06/15/41	10,000	9,896,561
Series BB-2, 4.00%, 06/15/42	3,835	3,760,070
Sub-Series BB-2, 5.25%, 06/15/47	10,000	11,027,958
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/48	13,315	14,438,540
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,963,677
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/53	8,350	9,233,794
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,617,060
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,075,894
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/37	500	533,768
Series A, 4.00%, 03/15/40	19,200	19,226,517
Series A, 4.00%, 03/15/42	5,780	5,695,519
Series A, 4.00%, 03/15/46	11,300	10,828,354
Series A, 5.00%, 03/15/46	10,000	10,763,442
Series B, 5.75%, 07/01/24(h)	990	990,048
Series C, 5.00%, 03/15/41	10,000	10,362,577
Series C, 5.00%, 03/15/42	5,000	5,173,756
Series E, 5.00%, 02/15/25(h)	10	10,101
Series E, 5.00%, 03/15/48	5,495	5,654,727
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	5,000	5,150,922
New York State Thruway Authority, RB, Series C, Sustainability Bonds, 5.00%, 03/15/53	10,000	10,519,569
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	2,500	2,459,340
Series P, 5.00%, 01/01/49	2,000	2,148,890
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,651,180
New York State Urban Development Corp., Refunding RB
5.00%, 09/15/28	5,000	5,315,348
Series E, 4.00%, 03/15/42	8,000	7,705,483
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/29	5,000	5,151,685
AMT, 5.00%, 01/01/30	10,000	10,228,428
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, 5.38%, 06/30/60	$14,010	$ 14,556,731
Port Authority of New York & New Jersey, Refunding ARB, Series 244, 5.00%, 07/15/39	6,500	7,341,443
Port Authority of New York & New Jersey, Refunding RB, Series 241, 5.00%, 07/15/42	12,330	13,534,531
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	4,075	4,034,003
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.00%, 05/15/41	1,500	1,642,071
Series A, 5.00%, 05/15/42	1,700	1,852,648
Series A-1, 5.00%, 05/15/49	9,650	10,321,646
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	11,358,805
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/57	11,120	11,715,568
Series A-1, 5.00%, 05/15/51	9,070	9,553,467
Series C, 5.25%, 05/15/52	16,700	17,989,466
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,515,402
		354,689,248
North Carolina — 1.1%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, 4.00%, 07/01/44	3,550	3,498,056
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	16,284,381
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 06/01/49(d)	6,290	6,783,199
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	381,846
Series A, 5.00%, 10/01/49	375	377,604
Series A, 5.13%, 10/01/54	195	197,200
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,134,052
North Carolina Turnpike Authority, RB, Series A, (AGM), 5.00%, 01/01/58	9,250	9,712,593
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(b)	2,100	2,102,372
		41,471,303
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	22,585	20,176,987
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 12/01/49(d)	3,375	3,637,981
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	3,510	3,760,558
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,750	14,189,794
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 3.10%, 12/01/36(a)	57,895	57,895,000
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,250,306
		104,910,626

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	$5,010	$ 5,164,858
Oklahoma Water Resources Board, RB, Series A, 4.13%, 10/01/53	3,730	3,569,270
University of Oklahoma, RB
Series A, (BAM), 5.00%, 07/01/49	1,280	1,379,664
Series A, (BAM), 4.13%, 07/01/54	600	582,305
		10,696,097
Oregon — 1.3%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/42	5,000	5,428,604
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,490,113
Series A, 2nd Lien, 5.00%, 12/01/47	10,710	11,439,642
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(h)	865	870,055
Oregon State Lottery, RB
Series A, 5.00%, 04/01/39	1,955	2,181,731
Series A, 5.00%, 04/01/40	2,250	2,492,004
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/52	10,000	10,427,913
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	155,956
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,419,507
		49,905,525
Pennsylvania — 1.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	5,000	5,047,360
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	500,224
Series A, 5.25%, 12/01/45	1,500	983,206
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51	10,000	10,303,432
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	8,765	8,636,200
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	5,000	5,109,661
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,465	1,466,605
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	5,000	5,022,584
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,230,954
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	10,000	10,304,056
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 10/01/54(d)	7,000	7,540,502
Philadelphia Authority for Industrial Development, Refunding RB, Series A, 5.00%, 09/01/35	5,000	5,076,703
Pittsburgh Water & Sewer Authority, Refunding RB, Series B, 1st Lien, (AGM), 5.00%, 09/01/38	4,500	4,944,670
		68,166,157
Puerto Rico — 6.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	222,915	17,621,301
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	93,390	48,212,717
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, 0.00%, 11/01/43(a)	$44,572	$ 27,514,537
Series A-1, Restructured, 4.00%, 07/01/33	7,211	7,087,846
Series A-1, Restructured, 4.00%, 07/01/35	6,482	6,317,652
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,814,489
Series A-1, Restructured, 4.00%, 07/01/41	7,419	6,822,813
Series A-1, Restructured, 4.00%, 07/01/46	7,867	7,071,934
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	9,280	6,066,775
Commonwealth of Puerto Rico, RB, 0.01%, 11/01/51(a)	2,869	1,231,001
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	4,135	3,796,023
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 4.00%, 07/01/42	7,250	6,656,501
Series C, 3.75%, 07/01/27	38,100	35,723,101
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	5,540	1,450,801
Series A, 7.00%, 07/01/33	7,445	1,949,677
Series A, 6.75%, 07/01/36	24,370	6,381,952
Series A, 5.00%, 07/01/42	16,625	4,353,711
Series A, 7.00%, 07/01/43	3,350	877,289
Series A-1, 10.00%, 07/01/19	928	242,958
Series A-2, 10.00%, 07/01/19	4,681	1,225,733
Series A-3, 10.00%, 07/01/19	6,867	1,798,363
Series B-3, 10.00%, 07/01/19	6,867	1,798,363
Series C-1, 5.40%, 01/01/18	18,867	4,940,902
Series C-2, 5.40%, 07/01/18	18,870	4,941,701
Series C-3, 5.40%, 07/01/20	1,908	499,525
Series C-4, 5.40%, 07/01/20	1,908	499,525
Series CCC, 5.25%, 07/01/26	8,495	2,224,648
Series CCC, 5.25%, 07/01/28	3,120	817,057
Series D-1, 7.50%, 01/01/20	9,399	2,461,359
Series D-2, 7.50%, 01/01/20	5,000	1,309,387
Series D-4, 7.50%, 07/01/20	7,444	1,949,359
Series TT, 5.00%, 07/01/18	3,620	947,996
Series TT, 5.00%, 07/01/20	1,690	442,573
Series WW, 5.50%, 07/01/17	4,300	1,126,073
Series WW, 5.50%, 07/01/18	6,025	1,577,811
Series WW, 5.50%, 07/01/20	1,000	261,877
Series WW, 5.38%, 07/01/24	4,545	1,190,233
Series WW, 5.25%, 07/01/25	2,300	602,318
Series WW, 5.25%, 07/01/33	2,725	713,616
Series WW, 5.50%, 07/01/38	3,980	1,042,272
Series XX, 5.25%, 07/01/17	2,630	688,738
Series XX, 5.25%, 07/01/35	1,310	343,059
Series XX, 5.75%, 07/01/36	1,825	477,926
Series XX, 5.25%, 07/01/40	35,125	9,198,443
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/22	7,025	1,839,689
Series AAA, 5.25%, 07/01/25	5,750	1,505,795
Series AAA, 5.25%, 07/01/28	4,870	1,275,343
Series BBB, 5.40%, 07/01/28	9,505	2,489,145
Series DDD, 5.00%, 07/01/19	2,000	523,755
Series DDD, 5.00%, 07/01/20	1,810	473,998
Series UU, 1.00%, 07/01/17(a)	1,295	339,131
Series UU, 1.00%, 07/01/18(a)	1,165	305,087
Series UU, 1.00%, 07/01/20(a)	10,400	2,723,525
Series UU, 4.42%, 07/01/31(a)	12,285	3,217,164
Series VV, 5.50%, 07/01/20	6,440	1,686,490
Series ZZ, 5.25%, 07/01/18	10,185	2,667,221
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(e)(f) (continued)
Series ZZ, 5.25%, 07/01/19	$4,745	$ 1,242,608
Series ZZ, 5.25%, 07/01/24	1,435	375,794
Series ZZ, 5.25%, 07/01/25	2,440	638,981
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	13,440	3,519,632
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,092,933
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,358,499
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,090,593
		270,637,318
South Carolina — 2.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,679,683
5.00%, 01/01/49	5,955	6,237,456
5.00%, 01/01/52	10,545	11,177,306
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,647,469
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	2,310	2,355,209
6.00%, 10/01/51	6,240	6,319,584
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	12,640	13,354,764
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	5,680	6,064,437
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	6,915	6,385,944
Series A, 5.25%, 11/01/43	6,525	7,211,948
Series A, 5.25%, 11/01/44	5,880	6,427,681
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	5,000	5,146,228
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,106,705
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/41	5,000	5,070,479
		90,184,893
Tennessee — 1.8%
County of Shelby Tennessee, Refunding GO, Series B, 4.00%, 04/01/40	9,950	9,945,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	8,925	9,062,058
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series A, 4.00%, 01/01/40	1,665	1,671,604
Metropolitan Nashville Airport Authority, ARB
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,356,647
Series A, Subordinate, 5.00%, 07/01/54	5,890	6,100,519
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/26(g)	2,025	1,933,217
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	18,765	19,382,913
Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing
3.85%, 07/01/43	$6,105	$ 5,979,602
3.95%, 01/01/49	6,080	6,020,475
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 01/01/55(d)	4,525	4,884,445
		70,336,531
Texas — 10.6%
Alamo Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 06/15/51	10,000	10,627,657
Arlington Higher Education Finance Corp., RB(b)
6.25%, 08/15/24	100	99,488
7.50%, 04/01/28	210	207,886
7.88%, 11/01/62	5,865	5,868,679
Series A, 5.30%, 04/01/62	4,325	3,759,057
Arlington Independent School District, GO, (PSF), 4.00%, 02/15/40	9,445	8,926,155
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,850	5,173,440
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	2,970	3,051,140
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/39	7,000	7,672,344
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 11/15/49(d)	6,035	6,468,727
City of Dallas Texas, Refunding GO
Series A, 5.00%, 02/15/38	1,650	1,826,656
Series A, 5.00%, 02/15/40	8,000	8,743,172
Series A, 5.00%, 02/15/41	6,020	6,538,648
City of El Paso Texas Water & Sewer Revenue, Refunding RB
4.00%, 03/01/39	2,000	2,001,824
5.25%, 03/01/49	7,500	8,143,193
5.00%, 03/01/52	10,000	10,450,945
City of Fort Worth Texas, GO, 5.00%, 03/01/39	7,125	7,811,444
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	1,000	1,001,673
Series A, AMT, 6.63%, 07/15/38	3,000	3,004,815
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 5.25%, 11/15/49	6,600	7,240,717
City of Houston Texas, Refunding GO
Series A, 5.00%, 03/01/36	665	745,222
Series A, 5.00%, 03/01/37	900	1,002,962
Series A, 5.00%, 03/01/38	535	593,246
Series A, 5.25%, 03/01/40	350	392,385
Series A, 5.25%, 03/01/43	570	629,122
City of Marble Falls Texas, SAB(b)
3.38%, 09/01/26	184	180,846
3.88%, 09/01/31	200	189,494
4.13%, 09/01/41	730	634,043
4.38%, 09/01/51	1,000	836,376
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.00%, 02/01/37	10,000	9,754,542
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	3,530	3,588,581
Series A, 5.25%, 02/01/42	9,155	10,122,902
Series A, 5.25%, 02/01/43	6,515	7,173,137

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Seguin Texas, GO, Series A, 5.25%, 09/01/57	$10,000	$ 10,576,585
Corpus Christi Independent School District, GO, (PSF), 4.13%, 08/15/53	5,000	4,736,371
County of Harris Texas, Refunding GO
Series A, 5.00%, 09/15/38	1,300	1,444,817
Series A, 5.00%, 09/15/39	1,750	1,933,178
Series A, 5.00%, 09/15/40	1,815	1,991,371
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	3,170	3,373,973
Dalhart Independent School District, GO
(PSF), 5.00%, 02/15/41	755	812,657
(PSF), 5.00%, 02/15/42	1,345	1,442,387
(PSF), 5.00%, 02/15/43	500	534,621
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	10,000	10,606,890
Denton Independent School District, GO, (PSF), 5.00%, 08/15/40	2,220	2,444,060
Fort Bend Independent School District, Refunding GO(d)
Series A, (PSF), 08/15/43	3,640	3,927,742
Series A, (PSF), 08/15/44	945	1,015,960
Frisco Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/41	6,935	6,556,989
Hidalgo County Regional Mobility Authority, RB, CAB(c)
Series A, 0.00%, 12/01/42	3,000	1,175,965
Series A, 0.00%, 12/01/43	3,000	1,111,721
Series A, 0.00%, 12/01/44	3,000	1,051,032
Series A, 0.00%, 12/01/45	4,000	1,326,693
Series A, 0.00%, 12/01/46	6,000	1,877,932
Series A, 0.00%, 12/01/47	6,125	1,809,514
Series A, 0.00%, 12/01/49	7,135	1,866,991
Series A, 0.00%, 12/01/50	5,145	1,268,565
Hurst-Euless-Bedford Independent School District, GO, (PSF), 5.00%, 08/15/44	6,000	6,551,171
Medina Valley Independent School District, GO, (PSF), 5.00%, 02/15/45	6,215	6,677,612
Midland Independent School District, GO, (PSF), 5.00%, 02/15/50	5,375	5,518,750
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 6.75%, 10/01/52	395	364,458
Series B2, 4.50%, 10/01/26	2,030	1,982,975
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	14,310	15,198,666
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/40	3,700	4,059,349
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,445,641
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	5,000	4,726,266
1st Lien, 5.00%, 10/01/53	20,000	21,172,176
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	27,045	23,701,320
Port of Beaumont Navigation District, Refunding ARB, 07/01/26(d)	20,000	20,003,800
Port of Beaumont Navigation District, Refunding RB(b)
Series B, 6.00%, 01/01/25	4,415	4,374,085
Series A, AMT, 4.00%, 01/01/50	20,670	16,612,946
Security	Par (000)	Value
Texas (continued)
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	$5,400	$ 5,710,104
San Jacinto Community College District, GO, Series A, 4.00%, 02/15/41	4,765	4,398,945
State of Texas, GO, Series A, AMT, 5.00%, 08/01/38	6,935	7,433,989
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	10,000	10,494,384
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,844,557
Texas State University System, Refunding RB(d)
03/15/25	1,515	1,530,350
03/15/41	3,500	3,827,542
Texas Water Development Board, RB
5.00%, 08/01/39	1,950	2,160,384
5.00%, 08/01/40	1,550	1,704,926
4.00%, 10/15/44	4,420	4,323,686
4.00%, 10/15/45	10,000	9,594,209
Van Alstyne Independent School District, GO, (PSF), 5.00%, 02/15/47	6,900	7,348,089
Wylie Independent School District/Collin County, GO, (PSF), 5.25%, 08/15/49	10,000	10,928,815
		417,035,727
Utah — 0.8%
City of Phoenix Civic Improvement Corp., ARB
Series A, AMT, 5.00%, 07/01/46	3,000	3,092,519
Series A, AMT, 5.25%, 07/01/48	10,000	10,260,301
City of Salt Lake City Utah Public Utilities Revenue, RB, 5.00%, 02/01/52	10,000	10,553,833
Utah Charter School Finance Authority, RB(b)
5.63%, 06/15/26	155	154,220
5.00%, 06/15/42	1,190	992,319
5.00%, 06/15/52	3,580	2,809,422
5.63%, 06/15/54	4,930	4,362,882
		32,225,496
Virginia — 2.6%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	5,967,040
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	2,765	2,665,703
Series A-2, 7.13%, 03/01/30(g)	6,638	5,011,033
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(b)	1,000	1,000,908
Chesapeake Bay Bridge & Tunnel District, RB
(AGM), 5.00%, 07/01/41	5,000	5,061,282
5.00%, 07/01/46	6,850	6,931,897
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,685,101
County of Fairfax Virginia, GO, Series A, (SAW), 4.00%, 10/01/38	2,150	2,201,341
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	5,635	5,417,066
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	112,009
4.00%, 07/01/47(b)	1,960	1,344,165
Loudoun County Economic Development Authority, RB, CAB, 0.00%, 07/01/49(c)	15,115	4,426,624
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	$2,700	$ 2,679,807
5.00%, 03/01/45	2,780	2,647,960
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	12,365	10,503,982
Virginia College Building Authority, RB
Series A, 4.00%, 02/01/42	5,180	5,116,225
Series A, 4.00%, 02/01/44	5,000	4,886,774
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	4,000	4,334,571
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.90%, 10/01/48	10,000	8,641,354
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	665,442
Series E-2, 4.55%, 10/01/49	1,965	1,918,635
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/49	2,000	2,009,261
AMT, 5.00%, 12/31/56	12,880	12,935,886
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/29	175	171,987
		102,336,053
Washington — 2.6%
County of King Washington Sewer Revenue, Refunding RB, Series A, 4.00%, 07/01/39	3,485	3,361,050
Energy Northwest, Refunding RB, 5.00%, 07/01/41	5,235	5,647,201
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,076,178
Port of Seattle Washington, ARB, Series A, AMT, 4.00%, 05/01/43	5,000	4,561,585
Seattle Housing Authority, Refunding RB, M/F Housing, 3.50%, 12/01/35	1,500	1,380,924
Snohomish County School District No. 15 Edmonds, Refunding GO, (GTD), 12/01/42(d)	4,000	4,384,167
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	24,025	26,251,726
Series A-2, 5.00%, 08/01/42	3,105	3,377,665
Series B, 5.00%, 02/01/43	2,325	2,535,259
Series B, 5.00%, 06/01/47	6,675	7,184,045
Series B, 5.00%, 06/01/48	16,270	17,480,698
Series C, 5.00%, 02/01/46	10,000	10,873,461
Series D, 5.00%, 06/01/46	7,000	7,621,428
Washington State Housing Finance Commission, RB, Series A, 4.00%, 07/01/27(b)	295	281,777
		100,017,164
Wisconsin — 0.6%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,460,155
AMT, 4.25%, 07/01/54	6,310	4,801,258
Public Finance Authority, RB(b)
6.00%, 06/15/24	135	134,888
6.25%, 10/01/31(e)(f)	1,285	179,900
7.00%, 10/01/47(e)(f)	1,285	179,900
Class B, 7.00%, 12/01/30	1,825	1,724,330
Series A, 7.00%, 11/01/46(e)(f)	5,085	2,459,869
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
Series B, 5.50%, 06/15/25	$195	$ 194,211
Public Finance Authority, Refunding RB
Series B, 6.13%, 10/01/49(b)	8,530	7,179,730
AMT, 4.00%, 08/01/35	4,840	4,280,589
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,575	1,592,042
		24,186,872
Total Municipal Bonds — 91.3% (Cost: $3,765,221,877)		3,579,960,296
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 1.7%
County of Broward Florida Convention Center Hotel Revenue, RB, 5.00%, 01/01/47	33,830	35,620,931
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,533,708
5.00%, 07/01/50	15,000	15,708,572
		65,863,211
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	10,999,172
Kentucky — 0.3%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,758,783
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/48	9,500	10,196,613
Series D, 5.00%, 10/01/50	25,000	26,720,601
		36,917,214
Nebraska — 0.8%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	30,673,314
New York — 0.3%
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,806,160
Texas — 0.5%
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,264,701
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.8% (Cost: $183,283,927)		188,282,555
Total Long-Term Investments — 96.9% (Cost: $3,985,425,804)		3,801,157,382

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.26%(k)(l)	137,858,519	$ 137,872,305

	Par (000)
	U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills, 5.36%, 06/11/24(m)	$50,000	49,941,450
	Total Short-Term Securities — 4.8% (Cost: $187,798,946)	187,813,755
	Total Investments — 101.7% (Cost: $4,173,224,750)	3,988,971,137
	Other Assets Less Liabilities — 0.9%	35,331,105
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.6)%	(101,349,638)
	Net Assets — 100.0%	$ 3,922,952,604

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 249,585,583	$ —	$ (111,730,452)(a)	$ 55,532	$ (38,358)	$ 137,872,305	137,858,519	$ 6,572,120	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	850	09/19/24	$ 92,610	$ (322,458)
U.S. Long Bond	613	09/19/24	71,395	(270,680)
5-Year U.S. Treasury Note	538	09/30/24	56,999	(174,929)
				$ (768,067)
Schedule of Investments

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 768,067	$ —	$ 768,067

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 47,112,506	$ —	$ 47,112,506
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,198,099)	$ —	$ (3,198,099)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Average notional value of contracts — short	$615,173,342

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 32,914,531	$ —	$ 32,914,531
Municipal Bonds	—	3,579,960,296	—	3,579,960,296
Municipal Bonds Transferred to Tender Option Bond Trusts	—	188,282,555	—	188,282,555
Short-Term Securities
Money Market Funds	137,872,305	—	—	137,872,305
U.S. Treasury Obligations	—	49,941,450	—	49,941,450
Unfunded Commitments(a)	—	—	66,552,404	66,552,404
	$137,872,305	$3,851,098,832	$66,552,404	$4,055,523,541
Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$ (768,067)	$ —	$ —	$ (768,067)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
May 31, 2024
BlackRock Strategic Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $100,364,993 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Municipal Bonds	Unfunded Commitments	Total
Assets
Opening balance, as of May 31, 2023	$ 13,771,481	$ —	$ 13,771,481
Transfers into Level 3	—	—	—
Transfers out of Level 3	(13,771,481)	—	(13,771,481)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	—	66,552,404	66,552,404
Purchases	—	—	—
Sales	—	—	—
Closing balance, as of May 31, 2024	$ —	$ 66,552,404	$ 66,552,404
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2024(b)	$ —	$ 66,552,404	$ 66,552,404

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Unfunded Commitments	$66,552,404	Income	Discount Rate	10% - 10%	10%

	$66,552,404

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
May 31, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,140,581,020	$ 272,648,020	$ 339,414,804	$ 47,157,110
Investments, at value — affiliated(b)	133,253,319	13,454,389	7,065,326	2,081,196
Cash pledged for futures contracts	2,133,000	—	—	73,000
Receivables:
Investments sold	2,080,556	180,000	305,000	—
Capital shares sold	3,868,451	4,360,312	293,656	—
Dividends — affiliated	446,450	41,276	32,762	6,285
Interest — unaffiliated	21,472,164	3,965,426	4,796,237	645,568
Unrealized appreciation on unfunded commitments	21,288,177	—	—	—
Prepaid expenses	855,384	50,091	51,934	34,665
Total assets	2,325,978,521	294,699,514	351,959,719	49,997,824
ACCRUED LIABILITIES
Payables:
Investments purchased	14,569,928	—	5,997,139	875,000
Accounting services fees	75,471	21,197	23,610	6,804
Administration fees	—	—	—	1,778
Capital shares redeemed	4,394,603	807,144	552,339	1,649
Custodian fees	8,409	1,085	1,382	392
Income dividend distributions	1,720,723	293,447	477,040	155,161
Interest expense and fees	255,890	—	—	—
Investment advisory fees	701,283	89,148	107,537	1,215
Trustees’ and Officer’s fees	10,688	1,556	1,885	338
Other accrued expenses	25,739	9,662	9,444	3,052
Professional fees	65,789	64,985	72,667	63,426
Service and distribution fees	168,005	30,124	28,466	35
Transfer agent fees	213,373	37,929	50,236	81
Variation margin on futures contracts	468,369	—	—	14,264
Total accrued liabilities	22,678,270	1,356,277	7,321,745	1,123,195
OTHER LIABILITIES
TOB Trust Certificates	17,659,983	—	—	—
Total liabilities	40,338,253	1,356,277	7,321,745	1,123,195
Commitments and contingent liabilities
NET ASSETS	$ 2,285,640,268	$ 293,343,237	$ 344,637,974	$ 48,874,629
NET ASSETS CONSIST OF
Paid-in capital	$ 2,539,343,992	$ 317,371,304	$ 408,665,765	$ 50,565,191
Accumulated loss	(253,703,724)	(24,028,067)	(64,027,791)	(1,690,562)
NET ASSETS	$ 2,285,640,268	$ 293,343,237	$ 344,637,974	$ 48,874,629
(a) Investments, at cost—unaffiliated	$2,220,882,868	$275,511,715	$351,988,309	$47,997,821
(b) Investments, at cost—affiliated	$133,253,319	$13,454,332	$7,065,274	$2,081,048

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities  (continued)
May 31, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,513,122,676	$ 174,552,452	$ 219,583,826	$ 228,626
Shares outstanding	127,523,624	17,228,935	22,696,701	23,739
Net asset value	$ 11.87	$ 10.13	$ 9.67	$ 9.63
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 6,345,930	$ 1,060,661	N/A
Shares outstanding	N/A	626,359	109,509	N/A
Net asset value	N/A	$ 10.13	$ 9.69	N/A
Shares authorized	N/A	Unlimited	Unlimited	N/A
Par value	N/A	$0.10	$0.10	N/A
Investor A
Net assets	$ 582,866,178	$ 87,978,119	$ 103,049,592	$ 170,190
Shares outstanding	49,164,816	8,676,698	10,639,347	17,660
Net asset value	$ 11.86	$ 10.14	$ 9.69	$ 9.64
Shares authorized	Unlimited	Unlimited	Unlimited	300 million
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 73,407,200	$ 12,057,019	$ 5,598,636	N/A
Shares outstanding	6,186,522	1,188,671	577,779	N/A
Net asset value	$ 11.87	$ 10.14	$ 9.69	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Investor C
Net assets	$ 45,817,383	$ 10,577,245	$ 6,941,497	N/A
Shares outstanding	3,860,936	1,044,266	716,807	N/A
Net asset value	$ 11.87	$ 10.13	$ 9.68	N/A
Shares authorized	Unlimited	Unlimited	Unlimited	N/A
Par value	$0.10	$0.10	$0.10	N/A
Class K
Net assets	$ 70,426,831	$ 1,832,472	$ 8,403,762	$ 48,475,813
Shares outstanding	5,933,573	180,945	868,814	5,029,529
Net asset value	$ 11.87	$ 10.13	$ 9.67	$ 9.64
Shares authorized	Unlimited	Unlimited	Unlimited	500 million
Par value	$0.10	$0.10	$0.10	$0.10
Financial Statements

Statements of Assets and Liabilities  (continued)
May 31, 2024

BlackRock Strategic Municipal Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 3,851,098,832
Investments, at value — affiliated(b)	137,872,305
Cash pledged for futures contracts	5,000,000
Receivables:
Investments sold	3,125,956
Capital shares sold	4,933,357
Dividends — affiliated	323,972
Interest — unaffiliated	48,735,446
Unrealized appreciation on unfunded commitments	66,552,404
Prepaid expenses	2,607,919
Total assets	4,120,250,191
ACCRUED LIABILITIES
Bank overdraft	12,478
Payables:
Investments purchased	79,440,546
Accounting services fees	132,897
Capital shares redeemed	9,130,413
Custodian fees	18,183
Income dividend distributions	3,556,688
Interest expense and fees	984,645
Investment advisory fees	1,586,172
Trustees’ and Officer’s fees	138,753
Other accrued expenses	73,590
Professional fees	82,172
Proxy fees	2,950
Service and distribution fees	210,203
Transfer agent fees	470,563
Variation margin on futures contracts	1,092,341
Total accrued liabilities	96,932,594
OTHER LIABILITIES
TOB Trust Certificates	100,364,993
Total liabilities	197,297,587
Commitments and contingent liabilities
NET ASSETS	$ 3,922,952,604
NET ASSETS CONSIST OF
Paid-in capital	$ 5,179,627,836
Accumulated loss	(1,256,675,232)
NET ASSETS	$ 3,922,952,604
(a) Investments, at cost—unaffiliated	$4,035,352,686
(b) Investments, at cost—affiliated	$137,872,064

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities  (continued)
May 31, 2024

BlackRock Strategic Municipal Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 3,043,762,756
Shares outstanding	292,405,362
Net asset value	$ 10.41
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 720,885,904
Shares outstanding	69,283,551
Net asset value	$ 10.40
Shares authorized	Unlimited
Par value	$0.10
Investor A1
Net assets	$ 15,143,869
Shares outstanding	1,455,010
Net asset value	$ 10.41
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 49,451,944
Shares outstanding	4,750,002
Net asset value	$ 10.41
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 93,708,131
Shares outstanding	9,002,118
Net asset value	$ 10.41
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations
Year Ended May 31, 2024

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Impact Municipal Fund
INVESTMENT INCOME
Dividends — affiliated	$4,726,956	$495,743	$334,697	$57,999
Interest — unaffiliated	83,199,670	11,820,550	14,330,362	1,941,224
Total investment income	87,926,626	12,316,293	14,665,059	1,999,223
EXPENSES
Investment advisory	8,602,312	1,536,963	1,890,099	217,289
Service and distribution — class specific	2,134,649	378,785	363,593	331
Transfer agent — class specific	1,354,489	226,399	405,252	360
Professional	291,134	95,448	113,555	76,311
Accounting services	241,987	64,274	71,407	20,626
Registration	104,688	90,143	94,824	66,250
Trustees and Officer	40,187	6,453	7,586	1,642
Printing and postage	35,750	29,888	30,169	48,853
Proxy	31,348	6,650	8,289	1,928
Custodian	26,292	3,010	3,964	1,469
Administration	—	—	—	20,522
Administration — class specific	—	—	—	9,657
Miscellaneous	83,573	26,817	27,626	12,920
Total expenses excluding interest expense	12,946,409	2,464,830	3,016,364	478,158
Interest expense and fees — unaffiliated(a)	1,775,774	—	91	—
Total expenses	14,722,183	2,464,830	3,016,455	478,158
Less:
Administration fees waived	—	—	—	(3,151)
Administration fees waived by the Manager — class specific	—	—	—	(9,626)
Fees waived and/or reimbursed by the Manager	(348,381)	(463,093)	(457,483)	(206,680)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(265,162)	(84,564)	(236,644)	(251)
Total expenses after fees waived and/or reimbursed	14,108,640	1,917,173	2,322,328	258,450
Net investment income	73,817,986	10,399,120	12,342,731	1,740,773
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,553,972)	(1,725,681)	(5,435,775)	(599,601)
Investments — affiliated	66,390	4,194	4,511	379
Futures contracts	21,383,922	—	—	457,907
Payment by affiliate	2,279	—	—	—
	(21,101,381)	(1,721,487)	(5,431,264)	(141,315)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,733,386	694,611	4,739,463	778,626
Investments — affiliated	(19,233)	(2,666)	(2,807)	(207)
Foreign currency translations	(6)	—	—	—
Futures contracts	(1,095,166)	—	—	52,355
Unfunded commitments	21,288,177	—	—	—
	34,907,158	691,945	4,736,656	830,774
Net realized and unrealized gain (loss)	13,805,777	(1,029,542)	(694,608)	689,459
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,623,763	$9,369,578	$11,648,123	$2,430,232
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Operations  (continued)
Year Ended May 31, 2024

BlackRock Strategic Municipal Opportunities Fund
INVESTMENT INCOME
Dividends — affiliated	$6,572,120
Interest — unaffiliated	170,069,041
Total investment income	176,641,161
EXPENSES
Investment advisory	22,750,028
Transfer agent — class specific	3,562,000
Service and distribution — class specific	2,667,576
Professional	505,333
Accounting services	394,652
Registration	248,319
Proxy	102,001
Trustees and Officer	84,827
Printing and postage	54,947
Custodian	50,368
Miscellaneous	147,177
Total expenses excluding interest expense	30,567,228
Interest expense and fees — unaffiliated(a)	3,016,795
Total expenses	33,584,023
Less:
Fees waived and/or reimbursed by the Manager	(2,377,884)
Total expenses after fees waived and/or reimbursed	31,206,139
Net investment income	145,435,022
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(328,318,581)
Investments — affiliated	55,532
Futures contracts	47,112,506
Payment by affiliate	4,617
(281,145,926)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	206,183,564
Investments — affiliated	(38,358)
Futures contracts	(3,198,099)
Unfunded commitments	66,552,404
269,499,511
Net realized and unrealized loss	(11,646,415)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,788,607
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$73,817,986	$72,467,128	$10,399,120	$10,368,294
Net realized loss	(21,101,381)	(81,035,207)	(1,721,487)	(9,386,074)
Net change in unrealized appreciation (depreciation)	34,907,158	(2,793,898)	691,945	(1,372,460)
Net increase (decrease) in net assets resulting from operations	87,623,763	(11,361,977)	9,369,578	(390,240)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(48,781,216)	(47,287,796)	(6,144,352)	(5,877,639)
Service	—	—	(219,143)	(214,335)
Investor A	(17,967,145)	(18,938,904)	(3,145,129)	(3,362,616)
Investor A1	(2,382,150)	(2,262,197)	(441,316)	(451,980)
Investor C	(1,186,485)	(1,283,033)	(306,328)	(348,680)
Class K	(2,413,479)	(2,191,985)	(77,868)	(79,862)
Decrease in net assets resulting from distributions to shareholders	(72,730,475)	(71,963,915)	(10,334,136)	(10,335,112)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(261,395,347)	(419,640,427)	(8,198,135)	(31,860,802)
NET ASSETS
Total decrease in net assets	(246,502,059)	(502,966,319)	(9,162,693)	(42,586,154)
Beginning of year	2,532,142,327	3,035,108,646	302,505,930	345,092,084
End of year	$2,285,640,268	$2,532,142,327	$293,343,237	$302,505,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Impact Municipal Fund
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,342,731	$12,592,321	$1,740,773	$1,516,731
Net realized loss	(5,431,264)	(24,873,741)	(141,315)	(638,372)
Net change in unrealized appreciation (depreciation)	4,736,656	695,378	830,774	(737,836)
Net increase (decrease) in net assets resulting from operations	11,648,123	(11,586,042)	2,430,232	140,523
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,028,690)	(8,259,921)	(6,953)	(4,088)
Service	(34,160)	(30,318)	—	—
Investor A	(3,551,558)	(3,583,608)	(4,395)	(3,066)
Investor A1	(204,345)	(212,195)	—	—
Investor C	(201,361)	(241,670)	—	—
Class K	(306,730)	(248,217)	(1,727,502)	(1,659,843)
Decrease in net assets resulting from distributions to shareholders	(12,326,844)	(12,575,929)	(1,738,850)	(1,666,997)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(38,693,528)	(90,981,845)	603,982	68,683
NET ASSETS
Total increase (decrease) in net assets	(39,372,249)	(115,143,816)	1,295,364	(1,457,791)
Beginning of year	384,010,223	499,154,039	47,579,265	49,037,056
End of year	$344,637,974	$384,010,223	$48,874,629	$47,579,265

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BlackRock Strategic Municipal Opportunities Fund
	Year Ended 05/31/24	Year Ended 05/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$145,435,022	$165,357,411
Net realized loss	(281,145,926)	(516,639,186)
Net change in unrealized appreciation (depreciation)	269,499,511	170,372,790
Net increase (decrease) in net assets resulting from operations	133,788,607	(180,908,985)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(109,967,937)	(128,119,888)
Investor A	(24,993,798)	(28,520,212)
Investor A1	(518,749)	(502,679)
Investor C	(1,436,953)	(1,746,021)
Class K	(4,512,265)	(3,417,734)
Decrease in net assets resulting from distributions to shareholders	(141,429,702)	(162,306,534)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,189,459,675)	(1,921,094,259)
NET ASSETS
Total decrease in net assets	(1,197,100,770)	(2,264,309,778)
Beginning of year	5,120,053,374	7,384,363,152
End of year	$3,922,952,604	$5,120,053,374

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.38	0.33	0.25	0.25	0.27
Net realized and unrealized gain (loss)	0.13	(0.31)	(1.03)	0.87	(0.50)
Net increase (decrease) from investment operations	0.51	0.02	(0.78)	1.12	(0.23)
Distributions from net investment income(b)	(0.38)	(0.33)	(0.25)	(0.25)	(0.27)
Net asset value, end of year	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	4.39%(d)	0.23%(d)	(6.06)%	9.26%	(1.85)%
Ratios to Average Net Assets(e)
Total expenses	0.55%	0.64%	0.49%	0.48%	0.57%(f)
Total expenses after fees waived and/or reimbursed	0.52%	0.60%	0.47%	0.46%	0.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.44%	0.44%	0.44%	0.43%	0.43%
Net investment income	3.25%	2.84%	1.95%	1.98%	2.13%
Supplemental Data
Net assets, end of year (000)	$1,513,123	$1,646,282	$1,907,899	$1,922,918	$1,865,633
Borrowings outstanding, end of year (000)	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended May 31, 2020, the expense ratio would have been 0.56%.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$11.73	$12.04	$13.07	$12.19	$12.70
Net investment income(a)	0.35	0.31	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.13	(0.32)	(1.03)	0.88	(0.51)
Net increase (decrease) from investment operations	0.48	(0.01)	(0.81)	1.10	(0.27)
Distributions from net investment income(b)	(0.35)	(0.30)	(0.22)	(0.22)	(0.24)
Net asset value, end of year	$11.86	$11.73	$12.04	$13.07	$12.19
Total Return(c)
Based on net asset value	4.13%(d)	(0.02)%(d)	(6.30)%	9.09%	(2.18)%
Ratios to Average Net Assets(e)
Total expenses	0.77%	0.87%	0.72%	0.72%	0.82%(f)
Total expenses after fees waived and/or reimbursed	0.76%	0.85%	0.71%	0.71%	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.01%	2.60%	1.69%	1.74%	1.88%
Supplemental Data
Net assets, end of year (000)	$582,866	$661,274	$843,462	$1,025,162	$1,069,541
Borrowings outstanding, end of year (000)	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$11.74	$12.05	$13.08	$12.20	$12.71
Net investment income(a)	0.37	0.32	0.24	0.24	0.26
Net realized and unrealized gain (loss)	0.13	(0.31)	(1.03)	0.88	(0.51)
Net increase (decrease) from investment operations	0.50	0.01	(0.79)	1.12	(0.25)
Distributions from net investment income(b)	(0.37)	(0.32)	(0.24)	(0.24)	(0.26)
Net asset value, end of year	$11.87	$11.74	$12.05	$13.08	$12.20
Total Return(c)
Based on net asset value	4.29%(d)	0.14%(d)	(6.15)%	9.25%	(2.01)%
Ratios to Average Net Assets(e)
Total expenses	0.62%	0.72%	0.57%	0.57%	0.65%(f)
Total expenses after fees waived and/or reimbursed	0.61%	0.69%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.53%	0.53%	0.53%	0.53%	0.51%
Net investment income	3.16%	2.75%	1.85%	1.89%	2.08%
Supplemental Data
Net assets, end of year (000)	$73,407	$78,960	$88,442	$103,726	$103,229
Borrowings outstanding, end of year (000)	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.26	0.22	0.12	0.12	0.14
Net realized and unrealized gain (loss)	0.13	(0.31)	(1.03)	0.87	(0.50)
Net increase (decrease) from investment operations	0.39	(0.09)	(0.91)	0.99	(0.36)
Distributions from net investment income(b)	(0.26)	(0.22)	(0.12)	(0.12)	(0.14)
Net asset value, end of year	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	3.35%(d)	(0.77)%(d)	(7.00)%	8.17%	(2.82)%
Ratios to Average Net Assets(e)
Total expenses	1.54%	1.63%	1.48%	1.48%	1.57%(f)
Total expenses after fees waived and/or reimbursed	1.52%	1.60%	1.47%	1.47%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.44%	1.44%	1.44%	1.44%	1.43%
Net investment income	2.25%	1.84%	0.93%	0.99%	1.14%
Supplemental Data
Net assets, end of year (000)	$45,817	$62,713	$84,141	$107,235	$144,972
Borrowings outstanding, end of year (000)	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$11.74	$12.05	$13.08	$12.21	$12.71
Net investment income(a)	0.39	0.34	0.26	0.26	0.28
Net realized and unrealized gain (loss)	0.12	(0.31)	(1.04)	0.87	(0.50)
Net increase (decrease) from investment operations	0.51	0.03	(0.78)	1.13	(0.22)
Distributions from net investment income(b)	(0.38)	(0.34)	(0.25)	(0.26)	(0.28)
Net asset value, end of year	$11.87	$11.74	$12.05	$13.08	$12.21
Total Return(c)
Based on net asset value	4.44%(d)	0.28%(d)	(6.01)%	9.31%	(1.80)%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.58%	0.43%	0.43%	0.51%(f)
Total expenses after fees waived and/or reimbursed	0.47%	0.55%	0.42%	0.42%	0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income	3.30%	2.87%	1.99%	2.02%	2.19%
Supplemental Data
Net assets, end of year (000)	$70,427	$82,913	$111,164	$108,489	$108,494
Borrowings outstanding, end of year (000)	$17,660	$83,195	$147,795	$143,145	$148,145
Portfolio turnover rate	77%	52%	82%	53%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.37	0.35	0.31	0.35	0.37
Net realized and unrealized gain (loss)	(0.02)	(0.30)	(1.15)	0.75	(0.46)
Net increase (decrease) from investment operations	0.35	0.05	(0.84)	1.10	(0.09)
Distributions from net investment income(b)	(0.37)	(0.35)	(0.30)	(0.35)	(0.37)
Net asset value, end of year	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	3.46%	0.53%	(7.37)%	10.23%	(0.89)%
Ratios to Average Net Assets(d)
Total expenses	0.73%	0.75%	0.74%	0.73%	0.81%
Total expenses after fees waived and/or reimbursed	0.52%	0.55%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.64%	3.44%	2.70%	3.06%	3.27%
Supplemental Data
Net assets, end of year (000)	$174,552	$168,721	$190,069	$215,903	$188,512
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.34	0.32	0.27	0.32	0.34
Net realized and unrealized gain (loss)	(0.02)	(0.30)	(1.13)	0.75	(0.46)
Net increase (decrease) from investment operations	0.32	0.02	(0.86)	1.07	(0.12)
Distributions from net investment income(b)	(0.34)	(0.32)	(0.28)	(0.32)	(0.34)
Net asset value, end of year	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	3.20%	0.28%	(7.60)%	9.96%	(1.13)%
Ratios to Average Net Assets(d)
Total expenses	0.96%	0.99%	0.96%	0.96%	1.02%
Total expenses after fees waived and/or reimbursed	0.77%	0.80%	0.81%	0.81%	0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.39%	3.19%	2.42%	2.77%	2.98%
Supplemental Data
Net assets, end of year (000)	$6,346	$6,622	$7,293	$7,955	$7,466
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.16	$10.46	$11.60	$10.85	$11.31
Net investment income(a)	0.35	0.32	0.28	0.32	0.34
Net realized and unrealized gain (loss)	(0.03)	(0.30)	(1.14)	0.75	(0.46)
Net increase (decrease) from investment operations	0.32	0.02	(0.86)	1.07	(0.12)
Distributions from net investment income(b)	(0.34)	(0.32)	(0.28)	(0.32)	(0.34)
Net asset value, end of year	$10.14	$10.16	$10.46	$11.60	$10.85
Total Return(c)
Based on net asset value	3.21%	0.28%	(7.59)%	9.96%	(1.13)%
Ratios to Average Net Assets(d)
Total expenses	0.92%	0.95%	0.94%	0.93%	1.02%
Total expenses after fees waived and/or reimbursed	0.77%	0.80%	0.81%	0.80%	0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.40%	3.19%	2.45%	2.81%	3.01%
Supplemental Data
Net assets, end of year (000)	$87,978	$99,046	$112,909	$128,040	$106,048
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.17	$10.47	$11.60	$10.85	$11.31
Net investment income(a)	0.36	0.34	0.29	0.34	0.36
Net realized and unrealized gain (loss)	(0.03)	(0.30)	(1.13)	0.75	(0.46)
Net increase (decrease) from investment operations	0.33	0.04	(0.84)	1.09	(0.10)
Distributions from net investment income(b)	(0.36)	(0.34)	(0.29)	(0.34)	(0.36)
Net asset value, end of year	$10.14	$10.17	$10.47	$11.60	$10.85
Total Return(c)
Based on net asset value	3.26%	0.44%	(7.35)%	10.12%	(0.97)%
Ratios to Average Net Assets(d)
Total expenses	0.78%	0.80%	0.79%	0.78%	0.85%
Total expenses after fees waived and/or reimbursed	0.62%	0.65%	0.66%	0.65%	0.73%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.62%	0.62%	0.61%	0.62%	0.61%
Net investment income	3.54%	3.34%	2.59%	2.96%	3.16%
Supplemental Data
Net assets, end of year (000)	$12,057	$12,899	$14,636	$17,417	$17,241
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.15	$10.45	$11.59	$10.84	$11.30
Net investment income(a)	0.27	0.25	0.19	0.23	0.25
Net realized and unrealized gain (loss)	(0.03)	(0.30)	(1.14)	0.75	(0.45)
Net increase (decrease) from investment operations	0.24	(0.05)	(0.95)	0.98	(0.20)
Distributions from net investment income(b)	(0.26)	(0.25)	(0.19)	(0.23)	(0.26)
Net asset value, end of year	$10.13	$10.15	$10.45	$11.59	$10.84
Total Return(c)
Based on net asset value	2.43%	(0.47)%	(8.29)%	9.14%	(1.87)%
Ratios to Average Net Assets(d)
Total expenses	1.69%	1.71%	1.70%	1.68%	1.76%
Total expenses after fees waived and/or reimbursed	1.52%	1.55%	1.56%	1.56%	1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.64%	2.44%	1.68%	2.06%	2.26%
Supplemental Data
Net assets, end of year (000)	$10,577	$12,896	$17,672	$26,004	$32,313
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.15	$10.45	$11.59	$10.83	$11.30
Net investment income(a)	0.38	0.35	0.31	0.35	0.37
Net realized and unrealized gain (loss)	(0.03)	(0.30)	(1.14)	0.76	(0.47)
Net increase (decrease) from investment operations	0.35	0.05	(0.83)	1.11	(0.10)
Distributions from net investment income(b)	(0.37)	(0.35)	(0.31)	(0.35)	(0.37)
Net asset value, end of year	$10.13	$10.15	$10.45	$11.59	$10.83
Total Return(c)
Based on net asset value	3.51%	0.58%	(7.32)%	10.39%	(0.93)%
Ratios to Average Net Assets(d)
Total expenses	0.64%	0.66%	0.65%	0.64%	0.72%
Total expenses after fees waived and/or reimbursed	0.47%	0.50%	0.51%	0.51%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.69%	3.49%	2.75%	3.10%	3.32%
Supplemental Data
Net assets, end of year (000)	$1,832	$2,322	$2,513	$2,902	$2,075
Borrowings outstanding, end of year (000)	$—	$—	$16,739	$17,972	$22,054
Portfolio turnover rate	10%	35%	20%	16%	21%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.69	$10.18	$11.29	$10.75	$11.11
Net investment income(a)	0.34	0.30	0.27	0.33	0.38
Net realized and unrealized gain (loss)	(0.03)	(0.49)	(1.11)	0.54	(0.36)
Net increase (decrease) from investment operations	0.31	(0.19)	(0.84)	0.87	0.02
Distributions from net investment income(b)	(0.33)	(0.30)	(0.27)	(0.33)	(0.38)
Net asset value, end of year	$9.67	$9.69	$10.18	$11.29	$10.75
Total Return(c)
Based on net asset value	3.32%	(1.82)%	(7.56)%	8.20%	0.14%
Ratios to Average Net Assets(d)
Total expenses	0.77%	0.79%	0.78%	0.79%	0.93%
Total expenses after fees waived and/or reimbursed	0.54%	0.58%	0.59%	0.61%	0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.49%	3.08%	2.47%	2.98%	3.44%
Supplemental Data
Net assets, end of year (000)	$219,584	$240,595	$325,614	$403,080	$370,399
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.70	$10.19	$11.30	$10.76	$11.13
Net investment income(a)	0.31	0.28	0.24	0.30	0.35
Net realized and unrealized gain (loss)	(0.01)	(0.49)	(1.11)	0.54	(0.37)
Net increase (decrease) from investment operations	0.30	(0.21)	(0.87)	0.84	(0.02)
Distributions from net investment income(b)	(0.31)	(0.28)	(0.24)	(0.30)	(0.35)
Net asset value, end of year	$9.69	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	3.17%	(2.05)%	(7.79)%	7.93%	(0.20)%
Ratios to Average Net Assets(d)
Total expenses	0.94%	0.99%	0.98%	0.97%	1.14%
Total expenses after fees waived and/or reimbursed	0.79%	0.82%	0.84%	0.86%	1.00%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	3.24%	2.85%	2.21%	2.72%	3.19%
Supplemental Data
Net assets, end of year (000)	$1,061	$1,067	$1,350	$2,367	$1,986
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.70	$10.19	$11.30	$10.76	$11.13
Net investment income(a)	0.31	0.28	0.25	0.30	0.35
Net realized and unrealized gain (loss)	(0.01)	(0.49)	(1.11)	0.54	(0.37)
Net increase (decrease) from investment operations	0.30	(0.21)	(0.86)	0.84	(0.02)
Distributions from net investment income(b)	(0.31)	(0.28)	(0.25)	(0.30)	(0.35)
Net asset value, end of year	$9.69	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	3.17%	(2.05)%	(7.78)%	7.93%	(0.20)%
Ratios to Average Net Assets(d)
Total expenses	0.91%	0.93%	0.93%	0.94%	1.09%
Total expenses after fees waived and/or reimbursed	0.78%	0.82%	0.83%	0.85%	1.00%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.78%	0.78%	0.78%	0.78%	0.79%
Net investment income	3.25%	2.84%	2.23%	2.72%	3.19%
Supplemental Data
Net assets, end of year (000)	$103,050	$117,457	$142,514	$161,081	$131,336
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.71	$10.20	$11.30	$10.77	$11.13
Net investment income(a)	0.33	0.29	0.26	0.32	0.37
Net realized and unrealized gain (loss)	(0.02)	(0.49)	(1.10)	0.53	(0.36)
Net increase (decrease) from investment operations	0.31	(0.20)	(0.84)	0.85	0.01
Distributions from net investment income(b)	(0.33)	(0.29)	(0.26)	(0.32)	(0.37)
Net asset value, end of year	$9.69	$9.71	$10.20	$11.30	$10.77
Total Return(c)
Based on net asset value	3.22%	(1.91)%	(7.56)%	7.99%	0.04%
Ratios to Average Net Assets(d)
Total expenses	0.81%	0.83%	0.81%	0.82%	0.96%
Total expenses after fees waived and/or reimbursed	0.64%	0.68%	0.69%	0.71%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.39%	2.99%	2.37%	2.88%	3.34%
Supplemental Data
Net assets, end of year (000)	$5,599	$6,354	$7,651	$8,925	$9,462
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.70	$10.19	$11.30	$10.76	$11.12
Net investment income(a)	0.24	0.20	0.16	0.22	0.27
Net realized and unrealized gain (loss)	(0.02)	(0.49)	(1.11)	0.54	(0.36)
Net increase (decrease) from investment operations	0.22	(0.29)	(0.95)	0.76	(0.09)
Distributions from net investment income(b)	(0.24)	(0.20)	(0.16)	(0.22)	(0.27)
Net asset value, end of year	$9.68	$9.70	$10.19	$11.30	$10.76
Total Return(c)
Based on net asset value	2.29%	(2.79)%	(8.48)%	7.12%	(0.85)%
Ratios to Average Net Assets(d)
Total expenses	1.71%	1.73%	1.70%	1.71%	1.85%
Total expenses after fees waived and/or reimbursed	1.54%	1.58%	1.59%	1.61%	1.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	2.49%	2.08%	1.47%	2.00%	2.44%
Supplemental Data
Net assets, end of year (000)	$6,941	$10,190	$14,249	$20,866	$29,078
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$9.69	$10.18	$11.29	$10.75	$11.11
Net investment income(a)	0.34	0.31	0.28	0.33	0.38
Net realized and unrealized gain (loss)	(0.02)	(0.49)	(1.11)	0.55	(0.35)
Net increase (decrease) from investment operations	0.32	(0.18)	(0.83)	0.88	0.03
Distributions from net investment income(b)	(0.34)	(0.31)	(0.28)	(0.34)	(0.39)
Net asset value, end of year	$9.67	$9.69	$10.18	$11.29	$10.75
Total Return(c)
Based on net asset value	3.37%	(1.77)%	(7.52)%	8.25%	0.19%
Ratios to Average Net Assets(d)
Total expenses	0.63%	0.65%	0.64%	0.65%	0.80%
Total expenses after fees waived and/or reimbursed	0.49%	0.53%	0.54%	0.56%	0.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.54%	3.15%	2.53%	3.01%	3.48%
Supplemental Data
Net assets, end of year (000)	$8,404	$8,347	$7,776	$6,334	$3,982
Borrowings outstanding, end of year (000)	$—	$—	$29,938	$49,169	$64,784
Portfolio turnover rate	18%	46%	27%	27%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.50	$9.81	$10.00
Net investment income(b)	0.34	0.30	0.03
Net realized and unrealized gain (loss)	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.47	0.02	(0.16)
Distributions(c)
From net investment income	(0.34)	(0.30)	(0.03)
From net realized gain	—	(0.03)	—
Total distributions	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.63	$9.50	$9.81
Total Return(d)
Based on net asset value	5.01%	0.27%	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.08%	1.30%(g)	1.13%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.58%	0.57%	0.58%(i)
Net investment income	3.56%	3.16%	1.44%(i)
Supplemental Data
Net assets, end of period (000)	$229	$122	$98
Portfolio turnover rate	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.04%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.05%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.50	$9.81	$10.00
Net investment income(b)	0.32	0.28	0.02
Net realized and unrealized gain (loss)	0.14	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.46	—	(0.17)
Distributions(c)
From net investment income	(0.32)	(0.28)	(0.02)
From net realized gain	—	(0.03)	—
Total distributions	(0.32)	(0.31)	(0.02)
Net asset value, end of period	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	4.88%	0.03%	(1.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.27%	1.60%(g)	1.37%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.83%(i)
Net investment income	3.32%	2.92%	1.19%(i)
Supplemental Data
Net assets, end of period (000)	$170	$97	$98
Portfolio turnover rate	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 1.34%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.02%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Impact Municipal Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Period from 03/14/22(a) to 05/31/22

Net asset value, beginning of period	$9.50	$9.81	$10.00
Net investment income(b)	0.35	0.30	0.03
Net realized and unrealized gain (loss)	0.13	(0.28)	(0.19)
Net increase (decrease) from investment operations	0.48	0.02	(0.16)
Distributions(c)
From net investment income	(0.34)	(0.30)	(0.03)
From net realized gain	—	(0.03)	—
Total distributions	(0.34)	(0.33)	(0.03)
Net asset value, end of period	$9.64	$9.50	$9.81
Total Return(d)
Based on net asset value	5.17%	0.31%	(1.60)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.99%	1.23%(g)	0.75%(h)(i)(j)
Total expenses after fees waived and/or reimbursed	0.53%	0.53%	0.53%(i)
Net investment income	3.61%	3.20%	1.50%(i)
Supplemental Data
Net assets, end of period (000)	$48,476	$47,360	$48,841
Portfolio turnover rate	18%	36%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 0.96%.
(h)	Includes non-recurring expenses of organization and offering costs. Without these costs, total expenses would have been 1.30%.
(i)	Annualized.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.35	0.29	0.25	0.27	0.29
Net realized and unrealized gain (loss)	0.04	(0.48)	(1.11)	1.04	(0.80)
Net increase (decrease) from investment operations	0.39	(0.19)	(0.86)	1.31	(0.51)
Distributions from net investment income(b)	(0.34)	(0.29)	(0.25)	(0.26)	(0.29)
Net asset value, end of year	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	3.85%(d)	(1.74)%(d)	(7.34)%	12.18%	(4.46)%
Ratios to Average Net Assets(e)
Total expenses	0.72%	0.83%	0.67%	0.67%	0.75%
Total expenses after fees waived and/or reimbursed	0.66%	0.77%	0.63%	0.61%	0.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.60%	0.59%	0.55%	0.55%	0.54%
Net investment income	3.38%	2.80%	2.10%	2.32%	2.53%
Supplemental Data
Net assets, end of year (000)	$3,043,763	$3,992,499	$5,736,839	$6,514,428	$6,827,755
Borrowings outstanding, end of year (000)	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.35	$10.83	$11.94	$10.90	$11.69
Net investment income(a)	0.33	0.27	0.22	0.24	0.27
Net realized and unrealized gain (loss)	0.04	(0.48)	(1.11)	1.04	(0.79)
Net increase (decrease) from investment operations	0.37	(0.21)	(0.89)	1.28	(0.52)
Distributions from net investment income(b)	(0.32)	(0.27)	(0.22)	(0.24)	(0.27)
Net asset value, end of year	$10.40	$10.35	$10.83	$11.94	$10.90
Total Return(c)
Based on net asset value	3.64%(d)	(1.95)%(d)	(7.55)%	11.83%	(4.59)%
Ratios to Average Net Assets(e)
Total expenses	0.92%	1.04%	0.89%	0.89%	0.98%
Total expenses after fees waived and/or reimbursed	0.87%	0.98%	0.85%	0.84%	0.92%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.80%	0.80%	0.77%	0.77%	0.76%
Net investment income	3.18%	2.60%	1.88%	2.10%	2.31%
Supplemental Data
Net assets, end of year (000)	$720,886	$938,420	$1,367,516	$1,717,910	$1,871,557
Borrowings outstanding, end of year (000)	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.35	$10.83	$11.94	$10.90	$11.70
Net investment income(a)	0.34	0.29	0.24	0.26	0.29
Net realized and unrealized gain (loss)	0.05	(0.49)	(1.11)	1.03	(0.81)
Net increase (decrease) from investment operations	0.39	(0.20)	(0.87)	1.29	(0.52)
Distributions from net investment income(b)	(0.33)	(0.28)	(0.24)	(0.25)	(0.28)
Net asset value, end of year	$10.41	$10.35	$10.83	$11.94	$10.90
Total Return(c)
Based on net asset value	3.88%(d)	(1.81)%(d)	(7.42)%	11.99%	(4.52)%
Ratios to Average Net Assets(e)
Total expenses	0.79%	0.90%	0.74%	0.75%	0.82%
Total expenses after fees waived and/or reimbursed	0.73%	0.84%	0.71%	0.69%	0.76%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.66%	0.66%	0.63%	0.63%	0.60%
Net investment income	3.33%	2.75%	2.03%	2.25%	2.48%
Supplemental Data
Net assets, end of year (000)	$15,144	$16,987	$21,176	$24,645	$23,881
Borrowings outstanding, end of year (000)	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.25	0.19	0.13	0.15	0.18
Net realized and unrealized gain (loss)	0.04	(0.48)	(1.11)	1.05	(0.80)
Net increase (decrease) from investment operations	0.29	(0.29)	(0.98)	1.20	(0.62)
Distributions from net investment income(b)	(0.24)	(0.19)	(0.13)	(0.15)	(0.18)
Net asset value, end of year	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	2.84%(d)	(2.70)%(d)	(8.25)%	11.07%	(5.39)%
Ratios to Average Net Assets(e)
Total expenses	1.70%	1.81%	1.65%	1.66%	1.73%
Total expenses after fees waived and/or reimbursed	1.65%	1.75%	1.61%	1.61%	1.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.58%	1.57%	1.53%	1.54%	1.52%
Net investment income	2.39%	1.82%	1.11%	1.35%	1.56%
Supplemental Data
Net assets, end of year (000)	$49,452	$78,322	$134,639	$184,220	$271,382
Borrowings outstanding, end of year (000)	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Class K
	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of year	$10.36	$10.84	$11.95	$10.90	$11.70
Net investment income(a)	0.35	0.30	0.25	0.27	0.30
Net realized and unrealized gain (loss)	0.05	(0.48)	(1.11)	1.05	(0.80)
Net increase (decrease) from investment operations	0.40	(0.18)	(0.86)	1.32	(0.50)
Distributions from net investment income(b)	(0.35)	(0.30)	(0.25)	(0.27)	(0.30)
Net asset value, end of year	$10.41	$10.36	$10.84	$11.95	$10.90
Total Return(c)
Based on net asset value	3.94%(d)	(1.66)%(d)	(7.28)%	12.24%	(4.39)%
Ratios to Average Net Assets(e)
Total expenses	0.64%	0.75%	0.60%	0.61%	0.69%
Total expenses after fees waived and/or reimbursed	0.58%	0.70%	0.56%	0.56%	0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.51%	0.51%	0.48%	0.49%	0.47%
Net investment income	3.44%	2.88%	2.16%	2.37%	2.59%
Supplemental Data
Net assets, end of year (000)	$93,708	$93,826	$124,194	$168,801	$162,366
Borrowings outstanding, end of year (000)	$100,365	$103,390	$745,620	$764,712	$869,463
Portfolio turnover rate	70%	51%	106%	100%	119%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock Impact Municipal Fund	Impact Municipal	Diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California
Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Boards of Trustees of the Trusts and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
Notes to Financial Statements

Notes to Financial Statements  (continued)

When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
California Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$14,519,362	$ 14,519,362	$17,161,202	$ 2,641,840
	Puerto Rico Electric Power Authority, Series B-2	70,284,037	70,284,037	88,930,374	18,646,337
					$ 21,288,177
Strategic Municipal Opportunities	Puerto Rico Electric Power Authority, Series B-1	$45,391,319	$ 45,391,319	$53,650,404	8,259,085
	Puerto Rico Electric Power Authority, Series B-2	219,726,262	219,726,262	278,019,581	58,293,319
					$ 66,552,404
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$ 1,560,092	$ 156,087	$ 58,255	$ 1,774,434
Strategic Municipal Opportunities	2,606,242	282,602	82,364	2,971,208
Notes to Financial Statements

Notes to Financial Statements  (continued)

For the year ended May 31, 2024, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$ 38,084,536	$ 17,659,983	3.38% — 3.38%	$ 44,179,024	4.02%
Strategic Municipal Opportunities	188,282,555	100,364,993	3.36 — 3.46	75,112,535	3.96

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at May 31, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at May 31, 2024.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trusts and the Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to the Funds except Impact Municipal, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Impact Municipal	Strategic Municipal Opportunities
First $1 billion	0.38%	0.52%	0.52%	0.45%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.42	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.41	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.39	0.48
Greater than $10 billion	0.32	0.44	0.44	0.38	0.47
Service and Distribution Fees:  The Trusts and the Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act,

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Impact Municipal		Strategic Municipal Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	N/A	N/A	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
California Municipal Opportunities	$ —	$ 1,516,944	$ 76,412	$ 541,293	$ 2,134,649
New Jersey Municipal Bond	16,249	232,895	12,529	117,112	378,785
Pennsylvania Municipal Bond	2,637	273,680	6,032	81,244	363,593
Impact Municipal	—	331	—	—	331
Strategic Municipal Opportunities	—	2,023,938	16,038	627,600	2,667,576
Administration:  With respect to Impact Municipal, the Corporation, on behalf of Impact Municipal, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, with respect to Impact Municipal the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 39	$ 26	$ 9,592	$ 9,657
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended May 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 3,550	$ —	$ 2,497	$ 1,443	$ 349	$ 150	$ 7,989
New Jersey Municipal Bond	541	1,122	979	376	181	49	3,248
Pennsylvania Municipal Bond	421	64	1,068	376	271	22	2,222
Impact Municipal	74	—	35	—	—	133	242
Strategic Municipal Opportunities	4,905	—	3,401	171	692	419	9,588
For the year ended May 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 1,039,232	$ —	$ 254,383	$ 29,805	$ 29,295	$ 1,774	$ 1,354,489
New Jersey Municipal Bond	164,684	5,509	41,731	6,880	7,307	288	226,399
Pennsylvania Municipal Bond	345,071	723	45,936	5,259	7,689	574	405,252
Impact Municipal	181	—	46	—	—	133	360
Strategic Municipal Opportunities	3,149,246	—	353,736	9,909	44,327	4,782	3,562,000
Notes to Financial Statements

Notes to Financial Statements  (continued)

Other Fees:  For the year ended May 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
California Municipal Opportunities	$ 620
New Jersey Municipal Bond	327
Pennsylvania Municipal Bond	1,901
Impact Municipal	27
Strategic Municipal Opportunities	1,082
For the year ended May 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
California Municipal Opportunities	$ 30,475	$ 1,321
New Jersey Municipal Bond	2,600	398
Pennsylvania Municipal Bond	1,319	8
Strategic Municipal Opportunities	61,409	3,207
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 163,743
New Jersey Municipal Bond	14,384
Pennsylvania Municipal Bond	9,872
Impact Municipal	1,695
Strategic Municipal Opportunities	192,608
With respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
California Municipal Opportunities	0.44%	— %	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
Impact Municipal	0.58	—	0.83	—	—	0.53
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, with respect to California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Impact Municipal unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended May 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 184,638
New Jersey Municipal Bond	448,709
Pennsylvania Municipal Bond	447,611
Impact Municipal	204,985
With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2024, the Manager waived $2,185,276 pursuant to this agreement.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended May 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Impact Municipal	$ 32	$ 3	$ 9,591	$ 9,626

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 261,487	$ —	$ —	$ —	$ 2,404	$ 1,271	$ 265,162
New Jersey Municipal Bond	79,908	2,258	—	658	1,452	288	84,564
Pennsylvania Municipal Bond	230,007	194	—	2,243	3,627	573	236,644
Impact Municipal	89	—	30	—	—	132	251
Impact Municipal also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended May 31, 2024, the amount was $3,151.
With respect to the contractual expense limitation, if during Impact Municipal’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2029, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of May 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
	Expiring
Fund Name/Fund Level/Share Class	05/31/25	05/31/26
Impact Municipal
Fund Level	$ 319,112	$ 208,136
Institutional	59	121
Investor A	109	33
Class K	9,534	9,723
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on May 31, 2024:
Expired
Fund Name/Fund Level/Share Class	05/31/24
Impact Municipal
Fund Level	$ 75,939
Institutional	71
Investor A	72
Class K	2,155
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. California Municipal Opportunities, New Jersey Municipal Bond, Pennsylvania Municipal Bond and Strategic Municipal Opportunities are currently permitted to borrow under the Interfund Lending Program. Impact Municipal is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Notes to Financial Statements

Notes to Financial Statements  (continued)

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended May 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the year ended May 31, 2024, California Municipal Opportunities and Strategic Municipal Opportunities recorded a reimbursement of $2,279 and $4,617, respectively, from an affiliate, which is included in payment by affiliates in the Statements of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the year ended May 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
California Municipal Opportunities	$ —	$ —	$ 1,670,128,700	$ 1,927,846,112
New Jersey Municipal Bond	—	—	27,462,363	34,550,384
Pennsylvania Municipal Bond	—	—	63,837,411	85,069,833
Impact Municipal	—	—	11,710,294	8,385,438
Strategic Municipal Opportunities	—	836,521	2,972,995,358	3,847,091,477
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/24	Year Ended 05/31/23
California Municipal Opportunities
Tax-exempt income	$ 66,876,554	$ 67,870,844
Ordinary income	5,853,921	4,093,071
	$ 72,730,475	$ 71,963,915
New Jersey Municipal Bond
Tax-exempt income	$ 10,324,195	$ 10,327,786
Ordinary income	9,941	7,326
	$ 10,334,136	$ 10,335,112
Pennsylvania Municipal Bond
Tax-exempt income	$ 12,319,579	$ 12,559,164
Ordinary income	7,265	16,765
	$ 12,326,844	$ 12,575,929
Impact Municipal
Tax-exempt income	$ 1,729,238	$ 1,515,228
Ordinary income	9,612	7,724
Long-term capital gains	—	144,045
	$ 1,738,850	$ 1,666,997
Strategic Municipal Opportunities
Tax-exempt income	$ 127,997,253	$ 146,757,843
Ordinary income	13,432,449	15,548,691
	$ 141,429,702	$ 162,306,534

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

As of May 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
California Municipal Opportunities	$ 6,035,890	$ 195,000	$ (201,467,113)	$ (58,467,501)	$ (253,703,724)
New Jersey Municipal Bond	265,711	—	(21,603,340)	(2,690,438)	(24,028,067)
Pennsylvania Municipal Bond	644,608	5,420	(51,218,397)	(13,459,422)	(64,027,791)
Impact Municipal	95,473	2,468	(964,785)	(823,718)	(1,690,562)
Strategic Municipal Opportunities	5,788,817	226,780	(1,139,898,580)	(122,792,249)	(1,256,675,232)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums on fixed income securities, the treatment of residual interests in tender option bond trusts, the accrual of income on securities in default and the deferral of compensation to Trustees.

As of May 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Opportunities	$ 2,335,930,033	$ 46,209,216	$ (104,676,717)	$ (58,467,501)
New Jersey Municipal Bond	288,792,846	6,961,382	(9,651,820)	(2,690,438)
Pennsylvania Municipal Bond	359,939,552	1,935,666	(15,395,088)	(13,459,422)
Impact Municipal	50,062,024	497,585	(1,321,303)	(823,718)
Strategic Municipal Opportunities	4,077,828,569	143,600,862	(266,270,883)	(122,670,021)
9.
BANK BORROWINGS
The Trusts and the Corporation, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended May 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk
Notes to Financial Statements

Notes to Financial Statements  (continued)

that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
California Municipal Opportunities
Institutional
Shares sold	53,049,231	$ 621,864,509	96,231,929	$ 1,128,888,983
Shares issued in reinvestment of distributions	3,481,913	40,930,339	3,372,023	39,562,634
Shares redeemed	(69,281,569)	(803,634,422)	(117,689,708)	(1,377,420,158)
	(12,750,425)	$ (140,839,574)	(18,085,756)	$ (208,968,541)
Investor A
Shares sold and automatic conversion of shares	7,996,567	$ 94,151,056	10,726,937	$ 126,343,680
Shares issued in reinvestment of distributions	1,401,606	16,459,571	1,491,331	17,474,979
Shares redeemed	(16,626,740)	(194,533,365)	(25,895,873)	(303,253,743)
	(7,228,567)	$ (83,922,738)	(13,677,605)	$ (159,435,084)
Investor A1
Shares sold	8	$ 97	4	$ 47
Shares issued in reinvestment of distributions	121,118	1,424,184	116,443	1,366,084
Shares redeemed	(662,435)	(7,806,009)	(729,558)	(8,579,281)
	(541,309)	$ (6,381,728)	(613,111)	$ (7,213,150)
Investor C
Shares sold	260,811	$ 3,070,068	367,610	$ 4,343,787
Shares issued in reinvestment of distributions	98,999	1,163,128	107,152	1,256,693
Shares redeemed and automatic conversion of shares	(1,841,953)	(21,646,505)	(2,115,208)	(24,800,299)
	(1,482,143)	$ (17,413,309)	(1,640,446)	$ (19,199,819)
Class K
Shares sold	2,528,118	$ 29,601,099	6,244,561	$ 73,318,861
Shares issued in reinvestment of distributions	108,374	1,273,856	126,328	1,483,231
Shares redeemed	(3,765,053)	(43,712,953)	(8,532,267)	(99,625,925)
	(1,128,561)	$ (12,837,998)	(2,161,378)	$ (24,823,833)
	(23,131,005)	$ (261,395,347)	(36,178,296)	$ (419,640,427)

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond
Institutional
Shares sold	5,214,623	$ 52,744,263	7,311,607	$ 74,164,017
Shares issued in reinvestment of distributions	477,553	4,844,957	436,671	4,417,305
Shares redeemed	(5,079,288)	(51,158,483)	(9,314,581)	(93,972,701)
	612,888	$ 6,430,737	(1,566,303)	$ (15,391,379)
Service
Shares sold	6,028	$ 61,724	226	$ 2,310
Shares issued in reinvestment of distributions	20,469	207,644	19,988	202,199
Shares redeemed	(52,308)	(527,464)	(65,749)	(672,908)
	(25,811)	$ (258,096)	(45,535)	$ (468,399)
Investor A
Shares sold and automatic conversion of shares	1,253,374	$ 12,764,304	2,222,725	$ 22,574,501
Shares issued in reinvestment of distributions	271,160	2,752,571	298,802	3,024,217
Shares redeemed	(2,594,449)	(26,322,619)	(3,567,502)	(35,918,580)
	(1,069,915)	$ (10,805,744)	(1,045,975)	$ (10,319,862)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond (continued)
Investor A1
Shares sold	2	$ 12	—	$ —
Shares issued in reinvestment of distributions	29,462	299,265	30,595	309,769
Shares redeemed	(109,626)	(1,106,611)	(160,283)	(1,612,737)
	(80,162)	$ (807,334)	(129,688)	$ (1,302,968)
Investor C
Shares sold	109,912	$ 1,124,113	170,876	$ 1,724,832
Shares issued in reinvestment of distributions	28,706	291,073	32,814	331,737
Shares redeemed and automatic conversion of shares	(364,779)	(3,696,172)	(624,357)	(6,324,275)
	(226,161)	$ (2,280,986)	(420,667)	$ (4,267,706)
Class K
Shares sold	46,329	$ 471,937	58,199	$ 590,112
Shares issued in reinvestment of distributions	6,986	70,772	7,264	73,439
Shares redeemed	(101,149)	(1,019,421)	(77,133)	(774,039)
	(47,834)	$ (476,712)	(11,670)	$ (110,488)
	(836,995)	$ (8,198,135)	(3,219,838)	$ (31,860,802)

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond
Institutional
Shares sold	5,737,754	$ 55,150,889	5,978,147	$ 58,227,952
Shares issued in reinvestment of distributions	381,309	3,675,274	381,833	3,711,770
Shares redeemed	(8,247,796)	(79,509,036)	(13,514,976)	(131,335,547)
	(2,128,733)	$ (20,682,873)	(7,154,996)	$ (69,395,825)
Service
Shares sold	321	$ 3,099	3,739	$ 36,890
Shares issued in reinvestment of distributions	3,494	33,705	3,091	30,079
Shares redeemed	(4,299)	(41,147)	(29,323)	(287,101)
	(484)	$ (4,343)	(22,493)	$ (220,132)
Investor A
Shares sold and automatic conversion of shares	1,115,641	$ 10,830,091	1,300,214	$ 12,786,109
Shares issued in reinvestment of distributions	342,454	3,302,197	343,990	3,347,233
Shares redeemed	(2,924,879)	(28,250,922)	(3,519,802)	(34,137,743)
	(1,466,784)	$ (14,118,634)	(1,875,598)	$ (18,004,401)
Investor A1
Shares issued in reinvestment of distributions	14,092	$ 135,968	14,162	$ 137,858
Shares redeemed	(90,962)	(885,653)	(109,848)	(1,072,417)
	(76,870)	$ (749,685)	(95,686)	$ (934,559)
Investor C
Shares sold	38,190	$ 365,511	115,832	$ 1,131,232
Shares issued in reinvestment of distributions	20,429	196,824	24,303	236,481
Shares redeemed and automatic conversion of shares	(392,319)	(3,775,765)	(487,868)	(4,760,709)
	(333,700)	$ (3,213,430)	(347,733)	$ (3,392,996)
Class K
Shares sold	296,547	$ 2,851,052	502,139	$ 4,903,559
Shares issued in reinvestment of distributions	31,680	305,000	25,545	248,217
Shares redeemed	(320,862)	(3,080,615)	(430,098)	(4,185,708)
	7,365	$ 75,437	97,586	$ 966,068
	(3,999,206)	$ (38,693,528)	(9,398,920)	$ (90,981,845)

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Impact Municipal
Institutional
Shares sold	12,032	$ 110,006	2,776	$ 26,120
Shares issued in reinvestment of distributions	363	3,491	84	787
Shares redeemed	(1,516)	(14,204)	—	—
	10,879	$ 99,293	2,860	$ 26,907
Investor A
Shares sold	7,464	$ 72,087	186	$ 1,771
Shares issued in reinvestment of distributions	123	1,196	—	—
Shares redeemed	(113)	(1,039)	—	—
	7,474	$ 72,244	186	$ 1,771
Class K
Shares sold	61,707	$ 586,041	6,620	$ 61,326
Shares issued in reinvestment of distributions	910	8,766	87	831
Shares redeemed	(17,452)	(162,362)	(2,343)	(22,152)
	45,165	$ 432,445	4,364	$ 40,005
	63,518	$ 603,982	7,410	$ 68,683

	Year Ended 05/31/24		Year Ended 05/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities
Institutional
Shares sold	114,237,454	$ 1,175,973,009	277,486,248	$ 2,901,319,523
Shares issued in reinvestment of distributions	8,687,609	89,473,659	9,859,278	102,370,654
Shares redeemed	(216,035,902)	(2,207,671,380)	(431,090,290)	(4,477,392,025)
	(93,110,839)	$ (942,224,712)	(143,744,764)	$ (1,473,701,848)
Investor A
Shares sold and automatic conversion of shares	9,881,614	$ 101,956,552	19,364,452	$ 202,292,039
Shares issued in reinvestment of distributions	2,168,899	22,331,725	2,479,260	25,735,126
Shares redeemed	(33,420,728)	(343,846,023)	(57,423,715)	(597,062,188)
	(21,370,215)	$ (219,557,746)	(35,580,003)	$ (369,035,023)
Investor A1
Shares sold	—	$ —	2	$ 22
Shares issued in reinvestment of distributions	28,497	293,629	30,047	311,823
Shares redeemed	(213,971)	(2,204,097)	(344,331)	(3,563,035)
	(185,474)	$ (1,910,468)	(314,282)	$ (3,251,190)
Investor C
Shares sold	284,142	$ 2,931,610	676,624	$ 7,046,623
Shares issued in reinvestment of distributions	132,525	1,364,313	159,235	1,653,491
Shares redeemed and automatic conversion of shares	(3,228,637)	(33,292,200)	(5,696,048)	(59,346,399)
	(2,811,970)	$ (28,996,277)	(4,860,189)	$ (50,646,285)
Class K
Shares sold	13,634,612	$ 141,625,126	9,609,145	$ 100,482,155
Shares issued in reinvestment of distributions	332,700	3,400,908	213,670	2,219,662
Shares redeemed	(14,024,446)	(141,796,506)	(12,223,513)	(127,161,730)
	(57,134)	$ 3,229,528	(2,400,698)	$ (24,459,913)
	(117,535,632)	$ (1,189,459,675)	(186,899,936)	$ (1,921,094,259)
As of May 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
New Jersey Municipal Bond	—	—	18,124
Impact Municipal	10,000	10,000	4,980,000
Notes to Financial Statements

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, BlackRock Impact Municipal Fund, and BlackRock Strategic Municipal Opportunities Fund and the Boards of Trustees/Directors of BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., and BlackRock Municipal Series Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, BlackRock Impact Municipal Fund of BlackRock Municipal Bond Fund, Inc., and BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust (the “Funds”), including the schedules of investments, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
BlackRock California Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, BlackRock Strategic Municipal Opportunities Fund	For each of the five years in the period ended May 31, 2024
BlackRock Impact Municipal Fund	For each of the two years in the period ended May 31, 2024 and for the period from March 14, 2022 (commencement of operations) through May 31, 2022
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
July 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended May 31, 2024:
Fund Name	Exempt-Interest Dividends
California Municipal Opportunities	$ 69,547,620
New Jersey Municipal Bond	10,280,300
Pennsylvania Municipal Bond	12,626,568
Impact Municipal	1,721,107
Strategic Municipal Opportunities	129,325,975
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2024:
Fund Name	Federal Obligation Interest
California Municipal Opportunities	$ 2,033,323
Strategic Municipal Opportunities	662,990
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2024:
Fund Name	Interest Dividends
California Municipal Opportunities	$ 8,254,252
New Jersey Municipal Bond	2,800
Pennsylvania Municipal Bond	5,421
Impact Municipal	8,216
Strategic Municipal Opportunities	13,944,165
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2024:
Fund Name	Interest- Related Dividends
California Municipal Opportunities	$ 8,254,252
New Jersey Municipal Bond	2,800
Pennsylvania Municipal Bond	5,421
Impact Municipal	8,216
Strategic Municipal Opportunities	13,944,165

2024 BlackRock Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trusts and Corporation is paid by the Trusts and Corporation, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Glossary of Terms Used in This Report

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Series Trust

Date: July 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Series Trust

Date: July 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Series Trust

Date: July 24, 2024